UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Government Portfolio

December 31, 2009

1.811316.105

GVP-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 26.5%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 2.7%
1/21/10 to 2/22/10	0.22 to 0.61% (b)	$ 1,656,545	$ 1,655,424
Federal Home Loan Bank - 23.5%
1/4/10 to 11/12/10	0.12 to 1.15 (b)	14,723,105	14,723,183
Freddie Mac - 0.3%
5/5/10	0.63	212,000	211,540
TOTAL FEDERAL AGENCIES	16,590,147
U.S. Treasury Obligations - 13.5%

U.S. Treasury Bills - 12.8%
3/11/10 to 12/16/10	0.19 to 0.74	8,071,106	8,052,178
U.S. Treasury Notes - 0.7%
5/15/10 to 6/30/10	0.48 to 0.60	433,000	437,480
TOTAL U.S. TREASURY OBLIGATIONS			8,489,658
Repurchase Agreements - 60.7%
	Maturity Amount (000s)
In a joint trading account at:
0.01% dated 12/31/09 due 1/4/10 (Collateralized by U.S. Government Obligations) #	$ 35,978,315	35,978,268
0.02% dated 12/31/09 due 1/4/10 (Collateralized by U.S. Government Obligations) #	105,678	105,678

	Maturity Amount (000s)	Value (000s)
With:
ING Financial Markets LLC at 0.15%, dated 12/15/09 due 1/14/10 (Collateralized by U.S. Government Obligations valued at $880,319,235, 1.41% - 9.85%, 7/1/14 - 8/1/42)	$ 863,108	$ 863,000
Morgan Stanley & Co., Inc. at 0.14%, dated 12/14/09 due 1/13/10 (Collateralized by U.S. Government Obligations valued at $663,780,737, 2.51% - 8%, 4/1/14 - 1/1/40)	648,076	648,000
RBC Capital Markets Corp. at 0.19%, dated 10/30/09 due 1/29/10 (Collateralized by U.S. Government Obligations valued at $447,175,713, 0.66% - 6%, 10/15/18 - 10/15/39)	434,208	434,000
TOTAL REPURCHASE AGREEMENTS		38,028,946
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $63,108,751)	63,108,751
NET OTHER ASSETS - (0.7)%	(465,694)
NET ASSETS - 100%	$ 62,643,057
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$35,978,268,000 due 1/04/10 at 0.01%
BNP Paribas Securities Corp.	$ 107,873
Banc of America Securities LLC	3,686,511
Bank of America, NA	7,374,514
Barclays Capital, Inc.	2,134,728
Citigroup Global Markets, Inc.	776,265
Credit Suisse Securities (USA) LLC	1,940,662
Deutsche Bank Securities, Inc.	2,134,728
Goldman, Sachs & Co.	725,761
Greenwich Capital Markets, Inc.	1,164,397
HSBC Securities (USA), Inc.	1,164,397
ING Financial Markets LLC	2,600,486
J.P. Morgan Securities, Inc.	3,881,321
Merrill Lynch Government Securities, Inc.	543,385
Morgan Stanley & Co., Inc.	2,522,860
RBC Capital Markets Corp.	543,385
Societe Generale, New York Branch	931,518
UBS Securities LLC	2,037,695
Wachovia Bank Na (MUNI)	1,707,782
$ 35,978,268
$105,678,000 due 1/04/10 at 0.02%
Banc of America Securities LLC	$ 17,613
Citigroup Global Markets, Inc.	50,323
UBS Securities LLC	37,742
$ 105,678
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2009, the cost of investment securities for income tax purposes was $63,108,751,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Money Market Portfolio -
Money Market Portfolio
Class F

December 31, 2009

1.811317.105
MMP-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
1/7/10	0.24% (e)	$ 67,000	$ 67,000
Certificates of Deposit - 52.3%

Domestic Certificates Of Deposit - 0.8%
BNP Paribas New York Branch
8/13/10	0.40	153,000	153,000
Lloyds TSB Bank PLC New York Branch
1/11/10	0.20	265,000	265,000
Natexis Banques Populaires NY
2/4/10	0.30	152,000	152,000
			570,000
London Branch, Eurodollar, Foreign Banks - 12.7%
Banco Bilbao Vizcaya Argentaria SA
1/25/10 to 1/29/10	0.31	546,000	546,000
Commonwealth Bank of Australia
9/24/10	0.50	101,000	101,000
Credit Agricole SA
1/1/10 to 5/20/10	0.29 to 0.67 (e)	2,406,000	2,406,000
Credit Industriel et Commercial
1/4/10 to 3/8/10	0.36 to 0.50	1,107,000	1,107,000
Danske Bank AS
2/16/10	0.20	469,000	469,002
HSBC Bank PLC
11/22/10 to 12/21/10	0.58 to 0.60	316,000	316,000
ING Bank NV
1/8/10 to 2/22/10	0.20 to 0.39	1,794,000	1,794,000
Intesa Sanpaolo SpA
1/15/10	0.65	60,000	60,000
Landesbank Hessen-Thuringen
1/11/10 to 5/11/10	0.41 to 0.55	1,014,000	1,014,000
National Australia Bank Ltd.
3/10/10 to 3/22/10	0.40	264,000	264,000
UniCredit SpA
1/11/10	0.25	213,000	213,000
			8,290,002
New York Branch, Yankee Dollar, Foreign Banks - 38.8%
Banco Bilbao Vizcaya Argentaria SA New York Branch
1/6/10 to 6/16/10	0.20 to 0.37	256,000	256,011
Banco Bilbao Vizcaya New York Branch
1/19/10	0.28 (e)	511,000	511,010
Bank of Montreal
1/21/10 to 2/12/10	0.20 to 0.24 (e)	335,000	335,000
Bank of Nova Scotia
1/14/10 to 3/8/10	0.27 to 0.48 (e)	801,000	801,000
Bank of Nova Scotia Institutional
1/6/10	0.24 (e)	408,000	408,000
Bank Tokyo-Mitsubishi UFJ Ltd.
1/20/10 to 2/9/10	0.21 to 0.45	2,557,000	2,557,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Barclays Bank PLC
1/18/10	0.34% (e)	$ 822,000	$ 822,000
BNP Paribas New York Branch
9/1/10 to 9/20/10	0.41 to 0.45	1,007,000	1,007,000
BNP Paribas SA
1/25/10 to 8/12/10	0.40 to 0.60	759,000	759,000
Caixa Geral de Depositos
1/7/10	0.20	226,000	226,000
Calyon New York Branch
3/8/10 to 7/6/10	0.40 to 0.41 (e)	762,000	762,000
Calyon SA
1/11/10	0.41 (e)	140,000	140,000
Canadian Imperial Bank of Commerce, New York
1/11/10 to 1/19/10	0.26 to 0.28 (e)	817,000	817,000
Commerzbank AG
1/14/10 to 3/2/10	0.30 to 0.44	1,198,000	1,198,000
Commerzbank AG New York Branch
1/17/10	0.28 (e)	489,000	489,000
2/2/10 to 2/11/10	0.25	738,000	738,000
Fortis Bank New York Branch
1/7/10	0.20	673,000	673,000
Intesa Sanpaolo SpA
1/6/10	0.61	254,000	254,000
Lloyds TSB Bank PLC New York Branch
1/15/10	0.20	661,000	661,000
Natexis Banques Populaires NY
2/10/10 to 3/9/10	0.30 to 1.07 (e)	1,663,000	1,663,000
Natixis New York Branch
3/22/10	1.05 (e)	286,000	286,000
Natixis SA
2/10/10	0.35	634,000	634,000
Nordea Bank Finland PLC
2/16/10	0.21	781,000	781,000
Rabobank Nederland
1/5/10 to 5/18/10	0.23 to 1.20 (e)	1,706,000	1,706,191
Royal Bank of Canada
1/4/10 to 1/12/10	0.61 to 1.20 (e)	478,000	478,000
Royal Bank of Canada New York Branch
1/19/10 to 1/29/10	0.23 (e)	96,000	96,000
Royal Bank of Scotland PLC
2/16/10 to 4/1/10	0.30 to 0.80	1,141,000	1,141,000
Royal Bank of Scotland PLC Connecticut Branch
1/20/10 to 5/21/10	0.51 to 0.54 (e)	660,000	660,000
Skandinaviska Enskilda Banken New York Branch
2/26/10	0.30	284,000	284,000
Societe Generale
1/7/10 to 2/5/10	0.20 to 0.38 (e)	659,000	659,000
Societe Generale Institutional CD Program
1/4/10	0.26 (e)	542,000	542,000
Sumitomo Mitsui Banking Corp.
1/4/10 to 2/17/10	0.21 to 0.30	580,000	580,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Swedbank AB
1/4/10	0.34%	$ 452,000	$ 452,000
Toronto Dominion Bank - New York
12/20/10	0.50	323,000	323,000
Toronto-Dominion Bank
1/5/10 to 4/16/10	0.23 to 1.60 (e)	1,346,000	1,346,000
Toronto-Dominion Bank New York Branch
1/11/10	0.23 (e)	85,000	85,000
UniCredit SpA
1/8/10	0.36	182,000	182,000
			25,312,212
TOTAL CERTIFICATES OF DEPOSIT			34,172,214
Commercial Paper - 14.1%

Abbott Laboratories
1/26/10	0.36 (e)	297,000	297,000
Amsterdam Funding Corp.
2/2/10	0.20	50,000	49,991
Autobahn Funding
1/7/10 to 2/8/10	0.26 to 0.63	286,095	286,039
Banco Bilbao Vizcaya Argentaria SA (London Branch)
3/18/10 to 6/17/10	0.30 to 0.36	345,000	344,647
Banco Espirito Santo
1/5/10 to 1/12/10	0.30 to 0.33	350,000	349,983
Commerzbank U.S. Finance, Inc.
1/22/10	0.30	465,000	464,919
Dakota Notes (Citibank Credit Card Issuance Trust)
1/6/10 to 2/11/10	0.22 to 0.30	1,650,200	1,649,968
Emerald Notes (BA Credit Card Trust)
1/4/10 to 1/6/10	0.66 to 0.69	338,000	337,977
Fortis Funding LLC
2/8/10	0.22	11,000	10,997
Gotham Funding Corp.
1/11/10	0.19	56,000	55,997
Intesa Funding LLC
1/15/10	0.62 to 0.68	88,000	87,978
Irish Republic
1/11/10 to 3/2/10	0.32 to 0.42	579,824	579,630
Landesbank Hessen-Thuringen
1/5/10 to 2/8/10	0.45 to 0.60	254,000	253,943
Natexis Banques Populaires U.S. Finance Co. LLC
1/4/10 to 2/23/10	0.30 to 0.45	708,000	707,827
Nationwide Building Society
2/19/10 to 3/2/10	0.30 to 0.37	476,000	475,756
Palisades Notes (Citibank Omni Master Trust)
1/4/10 to 1/7/10	0.90 to 1.00	466,000	465,956

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Pfizer, Inc.
4/20/10 to 4/30/10	0.60 to 0.65%	$ 249,000	$ 248,503
Salisbury Receivables Co. LLC
1/15/10	0.20	40,000	39,997
Toronto Dominion Holdings (USA)
3/8/10	0.55	40,000	39,960
Toyota Credit Canada, Inc.
2/17/10	0.23	50,000	49,985
UniCredito Italiano Bank (Ireland) PLC
1/7/10 to 2/22/10	0.25 to 0.45	952,000	951,623
Westpac Banking Corp.
1/13/10 to 5/11/10	0.26 to 0.70 (e)	1,487,000	1,486,512
TOTAL COMMERCIAL PAPER			9,235,188
U.S. Government and Government Agency Obligations - 2.0%

Other Government Related - 2.0%
Bank of America NA (FDIC Guaranteed)
1/29/10 to 3/15/10	0.28 to 0.33 (c)(e)	748,801	748,801
Citibank NA (FDIC Guaranteed)
3/30/10	0.30 (c)(e)	126,000	126,000
General Electric Capital Corp. (FDIC Guaranteed)
1/8/10	0.33 (c)(e)	426,570	426,570
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			1,301,371
Federal Agencies - 9.3%

Federal Home Loan Bank - 9.3%
1/13/10 to 1/12/11	0.18 to 1.15 (d)(e)	6,039,825	6,042,783
U.S. Treasury Obligations - 4.8%

U.S. Treasury Bills - 4.3%
5/6/10 to 12/16/10	0.40 to 0.60	2,822,000	2,813,921
U.S. Treasury Notes - 0.5%
5/15/10 to 8/15/10	0.40 to 0.60	301,500	306,724
TOTAL U.S. TREASURY OBLIGATIONS			3,120,645
Bank Notes - 1.4%

Bank of America NA
1/4/10	0.28 (e)	207,000	207,000
2/18/10 to 3/15/10	0.30	371,000	371,000
Societe Generale
3/4/10	0.69 (b)(e)	319,000	319,000
TOTAL BANK NOTES			897,000
Medium-Term Notes - 6.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
AT&T, Inc.
1/4/10	0.74% (b)(e)	$ 446,000	$ 446,000
Banque Federative du Credit Mutuel
2/26/10	0.65 (b)(e)	143,000	143,000
BNP Paribas SA
2/16/10	0.50 (e)	268,000	268,000
BP Capital Markets PLC
3/11/10	0.39 (e)	171,000	171,000
Cellco Partnership
3/29/10	0.75 (b)(e)	242,000	242,000
Commonwealth Bank of Australia
1/14/10 to 2/4/10	0.28 (b)(d)(e)	826,000	826,000
General Electric Capital Corp.
1/4/10	0.31 (e)	24,000	24,000
Lloyds TSB Group PLC
2/8/10	0.60 (b)(e)	307,000	307,000
Metropolitan Life Global Funding I
4/7/10	0.99 (b)(e)	100,000	100,000
New York Life Insurance Co.
2/26/10 to 3/30/10	1.30 to 1.40 (e)(h)	328,000	328,000
Procter & Gamble International Funding SCA
2/8/10	0.29 (e)	107,000	107,000
Royal Bank of Canada
1/15/10	0.65 (b)(e)	316,000	316,000
Verizon Communications, Inc.
3/15/10	0.65 (e)	195,000	195,000
Westpac Banking Corp.
1/25/10 to 4/15/10	0.26 to 0.29 (b)(e)	926,000	926,000
TOTAL MEDIUM-TERM NOTES			4,399,000
Short-Term Notes - 0.1%

Metropolitan Life Insurance Co.
1/4/10	1.04 (e)(h)	65,000	65,000
Asset-Backed Securities - 0.1%

Bank of America Auto Trust
7/15/10 to 9/15/10	0.40 to 0.67 (b)	54,302	54,302
Municipal Securities - 0.9%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2008 J2, VRDN
1/7/10	0.21% (e)	$ 78,000	$ 78,000
California Health Facilities Fing. Auth. Rev. Series 2008 D, VRDN
1/7/10	0.21 (e)	36,285	36,285
California Statewide Cmntys. Dev. Auth. Rev. Series 2008 E, VRDN
1/7/10	0.18 (e)	28,000	28,000
Fredericksburg Eco Dev. Auth., VRDN
1/7/10	0.22 (e)	70,780	70,780
Indiana Fin. Auth. Health Sys. Rev. Series 2008 B, VRDN
1/7/10	0.21 (e)	10,900	10,900
Louisiana Pub. Facilities Auth. Rev. Series 2008 B, VRDN
1/7/10	0.20 (e)	14,900	14,900
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2005, VRDN
1/7/10	0.21 (e)	14,075	14,075
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2005 G, VRDN
1/7/10	0.21 (e)	18,200	18,200
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2000 B2, VRDN
1/7/10	0.20 (e)	22,500	22,500
Middletown Hosp. Facilities Rev. Series 2008 A, VRDN
1/7/10	0.19 (e)	14,075	14,075
Montgomery County Indl. Dev. Auth. Rev. Series 2008 A, VRDN
1/7/10	0.19 (e)	13,500	13,500
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. Series 2006, VRDN
1/4/10	0.27 (e)	19,965	19,965
New York Hsg. Fin. Agcy. Rev. Series 1997 A, VRDN
1/7/10	0.25 (e)(f)	62,700	62,700
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2008 D, VRDN
1/4/10	0.24 (e)	18,000	18,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2008 A, VRDN
1/7/10	0.17 (e)	18,040	18,040
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2008, VRDN
1/7/10	0.24 (e)	20,400	20,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2008 C2, VRDN
1/7/10	0.22 (e)	17,675	17,675
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. VRDN
1/7/10	0.22 (e)	23,000	23,000
Univ. of Texas Board of Regents Sys. Rev. Series 2008 B2, VRDN
1/7/10	0.17 (e)	36,975	36,975
Virginia Small Bus. Fing. Series 2008 A, VRDN
1/7/10	0.19 (e)	16,250	16,250
TOTAL MUNICIPAL SECURITIES		554,220
Repurchase Agreements - 9.9%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.01% dated 12/31/09 due 1/4/10 (Collateralized by U.S. Government Obligations) #	$ 23,415	$ 23,415
0.02% dated 12/31/09 due 1/4/10 (Collateralized by U.S. Government Obligations) #	1,329	1,329
With:
Barclays Capital, Inc. at:
0.36%, dated 11/19/09 due 2/17/10 (Collateralized by Corporate Obligations valued at $22,060,144, 6.25% - 7.5%, 3/15/12 - 6/12/57)	21,019	21,000
0.4%, dated 12/16/09 due 1/15/10 (Collateralized by Equity Securities valued at $170,676,047)	158,053	158,000
0.46%, dated 12/31/09 due 1/4/10 (Collateralized by Corporate Obligations valued at $64,803,331, 1.73% - 10.88%, 5/15/14 - 10/15/17)	60,003	60,000
0.55%, dated:
11/6/09 due 2/4/10 (Collateralized by Mortgage Loan Obligations valued at $55,124,485, 0.73%- 6%, 2/25/37 - 8/12/48)	51,070	51,000
11/12/09 due 2/10/10 (Collateralized by Mortgage Loan Obligations valued at $43,643,849, 4.83%- 5.57%, 10/25/35 - 10/15/48)	41,056	41,000
11/23/09 due 2/19/10 (Collateralized by Mortgage Loan Obligations valued at $88,449,335, 0.38% - 5.89%, 3/25/37 - 10/25/46)	83,112	83,000
12/22/09 due 3/22/10 (Collateralized by Mortgage Loan Obligations valued at $108,667,526, 0.83%- 6.25%, 9/25/35 - 4/15/49)	102,140	102,000
12/28/09 due 3/26/10 (Collateralized by Mortgage Loan Obligations valued at $110,059,378, 0.44%- 6.01%, 5/20/35 - 6/25/50)	103,138	103,000
0.56%, dated 12/31/09 due 1/4/10 (Collateralized by Equity Securities valued at $32,417,190)	30,002	30,000
0.6%, dated:
10/23/09 due 1/25/10 (Collateralized by Mortgage Loan Obligations valued at $54,393,977, 5.49%- 6.79%, 11/25/37 - 12/12/43)	51,080	51,000

	Maturity Amount (000s)	Value (000s)
10/28/09 due 1/26/10 (Collateralized by Mortgage Loan Obligations valued at $53,610,989, 5.38%- 6.79%, 11/25/37 - 8/12/48)	$ 51,077	$ 51,000
0.65%, dated 10/2/09 due 1/4/10 (Collateralized by Mortgage Loan Obligations valued at $54,039,817, 0.38%- 5.49%, 12/25/36 - 12/12/43)	50,085	50,000
Citigroup Global Markets, Inc. at:
0.46%, dated 12/31/09 due 1/4/10 (Collateralized by Mortgage Loan Obligations valued at $539,187,480, 0% - 9.79%, 11/1/10 - 12/20/54)	500,026	500,000
0.49%, dated 12/29/09 due 1/5/10 (Collateralized by Equity Securities valued at $55,091,066)	51,005	51,000
0.56%, dated 12/31/09 due 1/4/10 (Collateralized by Corporate Obligations valued at $84,690,585, 3.5% - 3.85%, 10/1/14 - 8/15/26)	79,005	79,000
0.84%, dated 12/4/09 due 2/2/10 (Collateralized by Corporate Obligations valued at $55,418,703, 0.94% - 1.75%, 5/15/11 - 8/1/13)	52,073	52,000
Credit Suisse Securities (USA) LLC at 0.26%, dated 12/31/09 due 1/4/10 (Collateralized by Equity Securities valued at $235,399,371)	214,006	214,000
Deutsche Bank Securities, Inc. at:
0.26%, dated 12/31/09 due 1/4/10 (Collateralized by Corporate Obligations valued at $28,350,827, 5.13%, 9/15/14)	27,001	27,000
0.28%, dated:
11/13/09 due 1/15/10 (Collateralized by Commercial Paper Obligations valued at $117,469,581, 1/15/10 - 1/29/10)	114,056	114,000
11/16/09 due 1/15/10 (Collateralized by Commercial Paper Obligations valued at $26,797,660, 1/15/10)	26,012	26,000
0.31%, dated:
10/5/09 due 1/5/10 (Collateralized by Commercial Paper Obligations valued at $67,281,760, 1/20/10)	65,051	65,000
10/20/09 due 1/20/10 (Collateralized by Commercial Paper Obligations valued at $35,057,030, 1/5/10)	34,027	34,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
0.31%, dated:
10/26/09 due 1/26/10 (Collateralized by Commercial Paper Obligations valued at $77,617,580, 1/26/10)	$ 75,059	$ 75,000
0.4%, dated:
11/23/09 due 1/7/10 (Collateralized by Corporate Obligations valued at $56,386,618, 0.28% - 8.35%, 3/14/11 - 6/25/37)	52,026	52,000
11/25/09 due 1/11/10 (Collateralized by Corporate Obligations valued at $113,450,401, 0.21% - 11%, 1/15/10 - 1/29/49)	105,055	105,000
11/30/09 due 1/19/10 (Collateralized by Corporate Obligations valued at $57,343,859, 0% - 11%, 3/15/12 - 12/11/49)	53,029	53,000
Goldman Sachs & Co. at 0.28%, dated 12/31/09 due 1/4/10 (Collateralized by Commercial Paper Obligations valued at $65,922,070, 5/17/10 - 8/3/10)	64,002	64,000
ING Financial Markets LLC at 0.33%, dated 11/23/09 due 2/22/10 (Collateralized by Corporate Obligations valued at $44,119,089, 5.15%- 7.75%, 5/15/13 - 4/15/31)	42,035	42,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.31%, dated 12/31/09 due 1/4/10 (Collateralized by Equity Securities valued at $1,904,106,117)	1,763,061	1,763,000
0.36%, dated 11/24/09 due 2/22/10 (Collateralized by Equity Securities valued at $227,126,062) (e)(g)	210,189	210,000
Morgan Stanley & Co. at:
0.26%, dated 12/31/09 due 1/4/10 (Collateralized by Equity Securities valued at $1,013,129,549)	921,027	921,000
0.43%, dated 11/18/09 due 2/16/10 (Collateralized by Equity Securities valued at $227,827,844)	207,223	207,000

	Maturity Amount (000s)	Value (000s)
0.47%, dated 9/29/09 due 1/4/10 (Collateralized by Equity Securities valued at $221,380,059)	$ 201,255	$ 201,000
0.75%, dated 10/16/09 due 1/14/10 (Collateralized by Corporate Obligations valued at $443,080,764, 0.37% - 5.81%, 2/18/21 - 9/25/46)	412,773	412,000
RBS Securities, Inc. at 0.46%, dated 12/31/09 due 1/4/10 (Collateralized by Mortgage Loan Obligations valued at $298,309,926, 0%- 11.24%, 3/1/11 - 10/16/49)	279,014	279,000
UBS Securities LLC at 0.35%, dated 9/30/09 due 1/4/10 (Collateralized by Corporate Obligations valued at $97,739,117, 5.63% - 8.85%, 6/15/11 - 6/15/38)	93,087	93,000
Wells Fargo Securities, LLC at 0.32%, dated 10/29/09 due 1/27/10 (Collateralized by Corporate Obligations valued at $28,338,191, 0.79% - 7.05%, 7/30/10 - 3/15/19)	27,022	27,000
TOTAL REPURCHASE AGREEMENTS		6,491,744
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $66,400,467)	66,400,467
NET OTHER ASSETS - (1.7)%	(1,122,042)
NET ASSETS - 100%	$ 65,278,425
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,679,302,000 or 5.6% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $1,301,371,000 or 2.0% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $393,000,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 1.04%, 1/4/10	3/26/02	$ 65,000
New York Life Insurance Co.: 1.3%, 2/26/10	5/8/09	$ 135,000
1.4%, 3/30/10	3/23/09	$ 193,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$23,415,000 due 1/04/10 at 0.01%
BNP Paribas Securities Corp.	$ 70
Banc of America Securities LLC	2,399
Bank of America, NA	4,801
Barclays Capital, Inc.	1,389
Citigroup Global Markets, Inc.	505
Credit Suisse Securities (USA) LLC	1,263
Deutsche Bank Securities, Inc.	1,389
Goldman, Sachs & Co.	472
Greenwich Capital Markets, Inc.	758
HSBC Securities (USA), Inc.	758
ING Financial Markets LLC	1,692
J.P. Morgan Securities, Inc.	2,526
Merrill Lynch Government Securities, Inc.	354
Morgan Stanley & Co., Inc.	1,642
RBC Capital Markets Corp.	354
Societe Generale, New York Branch	606
UBS Securities LLC	1,326
Wachovia Bank NA	1,111
$ 23,415
$1,329,000 due 1/04/10 at 0.02%
Banc of America Securities LLC	$ 221
Citigroup Global Markets, Inc.	633
UBS Securities LLC	475
$ 1,329
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2009, the cost of investment securities for income tax purposes was $66,400,467,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for

Fidelity® Institutional Money Market Funds:

Prime Money Market Portfolio

December 31, 2009

1.811333.105

DOM-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
1/7/10	0.24% (e)	$ 30,000	$ 30,000
Certificates of Deposit - 48.1%

Domestic Certificates Of Deposit - 0.8%
BNP Paribas New York Branch
8/13/10	0.40	183,000	183,000
Lloyds TSB Bank PLC New York Branch
1/11/10	0.20	234,000	234,000
Natexis Banques Populaires NY
2/4/10	0.30	91,000	91,000
			508,000
London Branch, Eurodollar, Foreign Banks - 10.3%
Banco Bilbao Vizcaya Argentaria SA
1/25/10 to 1/29/10	0.31	463,000	463,000
Bank of Montreal
1/25/10	0.20	364,000	364,000
Commonwealth Bank of Australia
9/24/10	0.50	92,000	92,000
Credit Agricole SA
1/1/10 to 2/17/10	0.29 to 0.60 (e)	1,305,000	1,305,000
Credit Industriel et Commercial
1/4/10 to 3/8/10	0.36 to 0.50	946,000	946,000
Danske Bank AS
2/16/10	0.20	412,000	412,002
HSBC Bank PLC
11/22/10 to 12/21/10	0.58 to 0.60	272,000	272,000
ING Bank NV
1/8/10 to 2/22/10	0.20 to 0.39	1,549,000	1,549,000
Landesbank Hessen-Thuringen
1/11/10 to 5/11/10	0.41 to 0.55	835,000	835,000
National Australia Bank Ltd.
3/10/10 to 3/22/10	0.40	211,000	211,000
UniCredit SpA
1/11/10	0.25	186,000	186,000
			6,635,002
New York Branch, Yankee Dollar, Foreign Banks - 37.0%
Banco Bilbao Vizcaya Argentaria SA New York Branch
1/6/10 to 6/16/10	0.20 to 0.37	225,000	225,009
Banco Bilbao Vizcaya New York Branch
1/19/10	0.28 (e)	449,000	449,009
Bank of Montreal
1/21/10 to 2/12/10	0.20 to 0.24 (e)	294,000	294,000
Bank of Nova Scotia
1/14/10 to 3/8/10	0.27 to 0.48 (e)	495,000	495,000
Bank of Nova Scotia Institutional
1/6/10	0.24 (e)	347,000	347,000
Bank Tokyo-Mitsubishi UFJ Ltd.
1/20/10 to 2/9/10	0.18 to 0.45	2,768,000	2,768,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Barclays Bank PLC
1/18/10	0.34% (e)	$ 694,000	$ 694,000
BNP Paribas New York Branch
9/1/10 to 9/20/10	0.40 to 0.45	1,118,000	1,118,000
BNP Paribas SA
1/25/10 to 8/12/10	0.40 to 0.60	399,000	399,000
Caixa Geral de Depositos
1/7/10	0.20	196,000	196,000
Calyon New York Branch
2/26/10 to 7/6/10	0.28 to 0.41 (e)	887,700	887,679
Calyon SA
1/11/10	0.41 (e)	860,000	860,000
Canadian Imperial Bank of Commerce, New York
1/11/10 to 1/19/10	0.26 to 0.28 (e)	684,000	684,000
Commerzbank AG
1/14/10 to 3/2/10	0.35 to 0.44	956,000	956,000
Commerzbank AG New York Branch
1/17/10	0.28 (e)	430,000	430,000
2/2/10 to 2/11/10	0.25	647,000	647,000
Fortis Bank New York Branch
1/7/10 to 1/13/10	0.15 to 0.20	1,197,000	1,197,000
Intesa Sanpaolo SpA
1/6/10	0.61	158,000	158,000
Lloyds TSB Bank PLC New York Branch
1/15/10	0.20	576,000	576,000
Natexis Banques Populaires NY
2/10/10 to 3/9/10	0.30 to 1.07 (e)	1,174,000	1,174,000
Natixis New York Branch
3/22/10	1.05 (e)	187,000	187,000
Natixis SA
2/10/10	0.35	531,000	531,000
Nordea Bank Finland PLC
1/6/10 to 2/16/10	0.15 to 0.21	2,286,000	2,286,000
Rabobank Nederland
1/5/10 to 5/18/10	0.23 to 1.20 (e)	1,482,000	1,482,139
Royal Bank of Canada
1/4/10 to 1/12/10	0.61 to 1.20 (e)	246,000	246,000
Royal Bank of Canada New York Branch
1/19/10 to 1/29/10	0.23 (e)	83,000	83,000
Royal Bank of Scotland PLC
2/16/10 to 4/1/10	0.30 to 0.80	949,000	949,000
Royal Bank of Scotland PLC Connecticut Branch
1/20/10 to 5/21/10	0.51 to 0.54 (e)	564,000	564,000
Skandinaviska Enskilda Banken New York Branch
2/26/10	0.30	258,000	258,000
Societe Generale
1/7/10 to 2/5/10	0.20 to 0.38 (e)	548,000	548,000
Societe Generale Institutional CD Program
1/4/10	0.26 (e)	460,000	460,000
Sumitomo Mitsui Banking Corp.
1/4/10 to 2/17/10	0.21 to 0.30	506,000	506,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Swedbank AB
1/4/10	0.34%	$ 388,000	$ 388,000
Toronto Dominion Bank - New York
12/20/10	0.50	150,000	150,000
Toronto-Dominion Bank
1/5/10 to 4/16/10	0.23 to 1.60 (e)	431,000	431,000
UniCredit SpA
1/8/10	0.36	156,000	156,000
			23,779,836
TOTAL CERTIFICATES OF DEPOSIT	30,922,838
Commercial Paper - 16.8%

Abbott Laboratories
1/26/10	0.36 (e)	254,000	254,000
Amsterdam Funding Corp.
2/1/10 to 2/24/10	0.20 to 0.23	119,000	118,967
Autobahn Funding
1/4/10 to 2/5/10	0.26 to 0.29	337,000	336,952
Banco Bilbao Vizcaya Argentaria SA (London Branch)
6/17/10	0.36	117,000	116,807
Banco Espirito Santo
1/5/10 to 1/12/10	0.30 to 0.33	327,000	326,984
Bank of Nova Scotia
1/4/10	0.02	678,709	678,709
Commerzbank U.S. Finance, Inc.
1/22/10	0.30	440,000	439,923
Dakota Notes (Citibank Credit Card Issuance Trust)
1/6/10 to 2/12/10	0.20 to 0.30	1,610,000	1,609,799
Emerald Notes (BA Credit Card Trust)
1/4/10 to 1/6/10	0.66 to 0.69	297,000	296,980
Fortis Funding LLC
2/8/10	0.22	9,700	9,698
Gotham Funding Corp.
1/11/10 to 2/1/10	0.19 to 0.21	367,003	366,967
Intesa Funding LLC
1/15/10	0.62 to 0.68	58,000	57,985
Irish Republic
1/11/10 to 3/2/10	0.27 to 0.42	655,000	654,801
Landesbank Hessen-Thuringen
1/5/10 to 2/8/10	0.45 to 0.60	208,000	207,952
Liberty Street Funding LLC
1/4/10	0.07	54,000	54,000
Natexis Banques Populaires U.S. Finance Co. LLC
1/4/10 to 2/22/10	0.30 to 0.45	965,000	964,868
Nationwide Building Society
2/17/10 to 3/2/10	0.30 to 0.37	400,000	399,796

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Palisades Notes (Citibank Omni Master Trust)
1/4/10 to 1/7/10	0.90 to 1.00%	$ 287,000	$ 286,970
Pfizer, Inc.
4/20/10 to 4/30/10	0.60 to 0.65	183,000	182,635
Salisbury Receivables Co. LLC
1/15/10 to 1/25/10	0.20	55,000	54,995
Societe Generale North America, Inc.
1/4/10	0.01	916,000	916,000
2/1/10	0.22	393,000	392,926
Toronto Dominion Holdings (USA)
3/8/10	0.55	28,000	27,972
Toyota Credit Canada, Inc.
2/19/10	0.23	75,000	74,977
UniCredito Italiano Bank (Ireland) PLC
1/7/10 to 2/22/10	0.25 to 0.45	815,000	814,704
Westpac Banking Corp.
1/13/10 to 5/11/10	0.26 to 0.70 (e)	1,173,000	1,172,626
TOTAL COMMERCIAL PAPER	10,818,993
U.S. Government and Government Agency Obligations - 0.7%

Other Government Related - 0.7%
Bank of America NA (FDIC Guaranteed)
2/5/10 to 3/15/10	0.23 to 0.28 (c)(e)	405,000	405,000
Citibank NA (FDIC Guaranteed)
3/30/10	0.30 (c)(e)	65,000	65,000
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			470,000
Federal Agencies - 5.9%

Fannie Mae - 0.0%
2/10/10	0.69	1,500	1,504
Federal Home Loan Bank - 5.9%
1/13/10 to 1/12/11	0.18 to 1.15 (d)(e)	3,787,775	3,789,778
Freddie Mac - 0.0%
2/4/10	0.69	5,000	5,011
TOTAL FEDERAL AGENCIES			3,796,293
U.S. Treasury Obligations - 5.4%

U.S. Treasury Bills - 4.9%
6/10/10 to 12/16/10	0.20 to 0.54	3,181,000	3,171,999
U.S. Treasury Notes - 0.5%
8/15/10 to 9/30/10	0.40 to 0.42	291,500	296,501
TOTAL U.S. TREASURY OBLIGATIONS			3,468,500
Bank Notes - 0.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Bank of America NA
1/4/10	0.28% (e)	$ 183,000	$ 183,000
2/18/10 to 2/19/10	0.30	125,000	125,000
Societe Generale
3/4/10	0.69 (b)(e)	156,000	156,000
TOTAL BANK NOTES			464,000
Medium-Term Notes - 3.8%

Banque Federative du Credit Mutuel
2/26/10	0.65 (b)(e)	115,000	115,000
BNP Paribas SA
2/16/10	0.50 (e)	130,000	130,000
BP Capital Markets PLC
3/11/10	0.39 (e)	69,000	69,000
Commonwealth Bank of Australia
1/14/10 to 2/4/10	0.28 (b)(d)(e)	733,000	733,000
General Electric Capital Corp.
1/4/10	0.31 (e)	18,000	18,000
Lloyds TSB Group PLC
2/8/10	0.60 (b)(e)	156,000	156,000
Metropolitan Life Global Funding I
4/7/10	0.99 (b)(e)	63,500	63,500
New York Life Insurance Co.
2/26/10 to 3/30/10	1.30 to 1.40 (e)(i)	176,000	176,000
Procter & Gamble International Funding SCA
2/8/10	0.29 (e)	59,000	59,000
Royal Bank of Canada
1/15/10	0.65 (b)(e)	144,000	144,000
Westpac Banking Corp.
1/25/10 to 4/15/10	0.26 to 0.29 (b)(e)	785,000	785,000
TOTAL MEDIUM-TERM NOTES			2,448,500
Short-Term Notes - 0.1%

Metropolitan Life Insurance Co.
1/4/10	1.04 (e)(i)	30,000	30,000
Asset-Backed Securities - 0.0%

Bank of America Auto Trust
9/15/10	0.40 (b)	22,430	22,430
Municipal Securities - 1.2%

Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series EGL 06 83 Class A
1/7/10	0.23 (e)(g)	42,485	42,485

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Series 2005 A, VRDN
1/7/10	0.21% (e)	$ 8,400	$ 8,400
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Second Series 1995, VRDN
1/4/10	0.20 (e)	9,800	9,800
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2008 J2, VRDN
1/7/10	0.21 (e)	47,400	47,400
California Infrastructure & Econ. Dev. Bank Rev. Series 2008 B, VRDN
1/4/10 to 1/7/10	0.17 to 0.24 (e)	92,700	92,700
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. Series 2008 A, VRDN
1/7/10	0.17 (e)	14,925	14,925
Chula Vista Multi-Family Hsg. Rev. Series 2006 A, VRDN
1/7/10	0.23 (e)(f)	18,970	18,970
Clarksville Pub. Bldg. Auth. Rev. Series 2008, VRDN
1/4/10	0.27 (e)	16,515	16,515
Harris County Health Facilities Dev. Corp. Hosp. Rev. Series 2008 B, VRDN
1/7/10	0.18 (e)	5,000	5,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. VRDN
1/4/10	0.20 (e)(f)	14,580	14,580
Martin County Poll. Cont. Rev. Series 2000, VRDN
1/4/10	0.23 (e)	33,900	33,900
Nassau Health Care Corp. Rev. Series 2009 D1, VRDN
1/7/10	0.23 (e)	22,660	22,660
New York City Gen. Oblig. Series 1996 J3, VRDN
1/7/10	0.17 (e)	33,900	33,900
New York City Gen. Oblig. Series 2006 I8, VRDN
1/4/10	0.25 (e)	10,500	10,500
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series A, VRDN
1/7/10	0.25 (e)(f)	17,500	17,500
New York City Trust Cultural Resources Rev. Series 2008 A1, VRDN
1/4/10	0.22 (e)	38,630	38,630
New York Dorm. Auth. Revs. Series 2003 C, VRDN
1/7/10	0.23 (e)	10,000	10,000
New York Dorm. Auth. Revs. Series 2009, VRDN
1/7/10	0.20 (e)	4,500	4,500
New York Hsg. Fin. Agcy. Rev. Series 2000 A, VRDN
1/7/10	0.24 (e)(f)	20,800	20,800
North Broward Hosp. District Rev. Series 2005 A, VRDN
1/7/10	0.18 (e)	26,725	26,725
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3551
1/4/10	0.26 (e)(g)	28,345	28,345
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2008 102C, VRDN
1/7/10	0.25 (e)(f)	39,000	39,000
Municipal Securities - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Philadelphia Gas Works Rev. Eighth Series B, VRDN
1/7/10	0.20% (e)	$ 32,500	$ 32,500
Philadelphia School District Series 2008 A1, VRDN
1/7/10	0.20 (e)	9,300	9,300
Port of Portland Arpt. Rev. Series 2009 A2, VRDN
1/7/10	0.20 (e)	15,500	15,500
Saint Joseph County Hosp. Auth. Health Sys. Rev. VRDN
1/7/10	0.21 (e)	30,500	30,500
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 36A, VRDN
1/7/10	0.20 (e)	9,000	9,000
San Jose Fing. Auth. Lease Rev. Series 2008 A, VRDN
1/7/10	0.18 (e)	9,380	9,380
Santa Clara County Fing. Auth. Lease Rev. Series 2008 M, VRDN
1/7/10	0.23 (e)	59,100	59,100
Univ. of Massachusetts Bldg. Auth. Rev. Series 2008 3, VRDN
1/7/10	0.23 (e)	39,785	39,785
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, VRDN
1/7/10	0.27 (e)	11,400	11,400
TOTAL MUNICIPAL SECURITIES		773,700
Repurchase Agreements - 19.7%
	Maturity Amount (000s)
In a joint trading account at:
0.01% dated 12/31/09 due 1/4/10 (Collateralized by U.S. Government Obligations) #	$ 4,905,394	4,905,388
0.02% dated 12/31/09 due 1/4/10 (Collateralized by U.S. Government Obligations) #	293,331	293,330
With:
Banc of America Securities LLC at 0.26%, dated 12/31/09 due 1/4/10 (Collateralized by Corporate Obligations valued at $563,866,446, 0%- 8.53%, 3/23/10 - 6/1/38)	537,016	537,000
Barclays Capital, Inc. at:
0.21%, dated 12/31/09 due 1/4/10 (Collateralized by Corporate Obligations valued at $1,504,640,184, 0.89%- 10.5%, 6/1/10 - 12/15/66)	1,442,034	1,442,000
0.31%, dated 12/31/09 due 1/4/10 (Collateralized by Commercial Paper Obligations valued at $51,501,789, 1/19/10)	50,002	50,000
0.36%, dated 11/19/09 due 2/17/10 (Collateralized by Corporate Obligations valued at $18,908,695, 6.25%- 7.13%, 3/15/12 - 12/1/37)	18,016	18,000

	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at:
0.4%, dated 12/16/09 due 1/15/10 (Collateralized by Equity Securities valued at $150,151,719)	$ 139,046	$ 139,000
0.55%, dated:
11/6/09 due 2/4/10 (Collateralized by Mortgage Loan Obligations valued at $46,481,861, 0.38%- 5.88%, 12/25/36 - 6/11/49)	43,059	43,000
11/12/09 due 2/10/10 (Collateralized by Mortgage Loan Obligations valued at $37,414,504, 5.57%- 5.72%, 12/19/35 - 10/15/48)	35,048	35,000
11/23/09 due 2/19/10 (Collateralized by Mortgage Loan Obligations valued at $75,870,993, 0.69%- 6%, 1/25/35 - 6/11/49)	71,095	71,000
12/22/09 due 3/22/10 (Collateralized by Mortgage Loan Obligations valued at $99,286,972, 0.38% - 6.31%, 7/15/17 - 3/15/49)	93,128	93,000
12/28/09 due 3/26/10 (Collateralized by Mortgage Loan Obligations valued at $99,395,760, 0.58% - 6.03%, 3/25/35 - 10/25/45)	93,125	93,000
0.56%, dated 12/31/09 due 1/4/10 (Collateralized by Corporate Obligations valued at $374,647,135, 0% - 9.5%, 6/30/10 - 7/1/38)	349,022	349,000
0.6%, dated:
10/23/09 due 1/25/10 (Collateralized by Mortgage Loan Obligations valued at $46,240,789, 0.73%- 5.62%, 3/25/35 - 3/25/47)	43,067	43,000
10/28/09 due 1/26/10 (Collateralized by Mortgage Loan Obligations valued at $45,820,542, 0.73%- 5.88%, 3/25/35 - 6/11/49)	43,065	43,000
0.65%, dated 10/2/09 due 1/4/10 (Collateralized by Mortgage Loan Obligations valued at $45,436,986, 4.83%- 4.86%, 8/20/35 - 10/25/35)	42,071	42,000
Citigroup Global Markets, Inc. at:
0.49%, dated 12/29/09 due 1/5/10 (Collateralized by Equity Securities valued at $50,770,714)	47,004	47,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Citigroup Global Markets, Inc. at:
0.56%, dated 12/31/09 due 1/4/10 (Collateralized by Corporate Obligations valued at $439,542,110, 0% - 8.25%, 10/15/11 - 12/15/37)	$ 409,026	$ 409,000
0.84%, dated 12/4/09 due 2/2/10 (Collateralized by Corporate Obligations valued at $49,787,019, 1.75%, 8/1/13	46,064	46,000
Credit Suisse Securities (USA) LLC at 0.26%, dated 12/31/09 due 1/4/10 (Collateralized by Equity Securities valued at $451,000,146)	410,012	410,000
Deutsche Bank Securities, Inc. at:
0.26%, dated 12/31/09 due 1/4/10 (Collateralized by Corporate Obligations valued at $10,500,307, 6.75%, 5/15/14)	10,000	10,000
0.28%, dated:
11/13/09 due 1/15/10 (Collateralized by Commercial Paper Obligations valued at $98,919,992, 1/5/10 - 2/18/10)	96,047	96,000
11/16/09 due 1/15/10 (Collateralized by Commercial Paper Obligations valued at $22,674,134, 1/5/10)	22,010	22,000
0.31%, dated:
10/5/09 due 1/5/10 (Collateralized by Commercial Paper Obligations valued at $55,719,368, 1/5/10 - 1/26/10)	54,043	54,000
10/20/09 due 1/20/10 (Collateralized by Commercial Paper Obligations valued at $28,869,655, - 1/5/10)	28,022	28,000
10/26/09 due 1/26/10 (Collateralized by Commercial Paper Obligations valued at $66,994,734, 1/5/10 - 2/24/10)	65,051	65,000
0.4%, dated:
11/23/09 due 1/7/10 (Collateralized by Corporate Obligations valued at $49,694,534, 0.28%- 5.17%, 1/15/10 - 9/25/37)	45,023	45,000
11/25/09 due 1/11/10 (Collateralized by Corporate Obligations valued at $100,289,353, 10.75%, 8/1/16)	90,047	90,000
11/30/09 due 1/19/10 (Collateralized by Corporate Obligations valued at $48,644,822, 0%- 36.11%, 3/2/11 - 8/25/47)	45,025	45,000

	Maturity Amount (000s)	Value (000s)
With: - continued
Goldman Sachs & Co. at 0.28%, dated 12/31/09 due 1/4/10 (Collateralized by Commercial Paper Obligations valued at $392,442,319, 1/4/10 - 10/14/11)	$ 381,012	$ 381,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.31%, dated 12/31/09 due 1/4/10 (Collateralized by Equity Securities valued at $1,865,224,785)	1,727,060	1,727,000
0.36%, dated 11/24/09 due 2/22/10 (Collateralized by Equity Securities valued at $192,516,365) (e)(h)	178,157	178,000
Morgan Stanley & Co. at:
0.26%, dated 12/31/09 due 1/4/10 (Collateralized by Equity Securities valued at $179,305,249)	163,005	163,000
0.43%, dated 11/18/09 due 2/16/10 (Collateralized by Equity Securities valued at $193,708,696)	176,189	176,000
0.47%, dated 9/29/09 due 1/4/10 (Collateralized by Equity Securities valued at $187,236,831)	170,215	170,000
0.75%, dated 10/16/09 due 1/14/10 (Collateralized by Corporate Obligations valued at $351,284,500, 0.48% - 5.81%, 6/17/13 - 8/10/45)	334,626	334,000
TOTAL REPURCHASE AGREEMENTS		12,692,718
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $65,937,972)	65,937,972
NET OTHER ASSETS - (2.5)%	(1,626,323)
NET ASSETS - 100%	$ 64,311,649
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,174,930,000 or 3.4% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $470,000,000 or 0.7% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) The maturity amount is based on the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $206,000,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 1.04%, 1/4/10	3/26/02	$ 30,000
New York Life Insurance Co.: 1.3%, 2/26/10	5/8/09	$ 77,000
1.4%, 3/30/10	3/23/09	$ 99,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$4,905,388,000 due 1/04/10 at 0.01%
BNP Paribas Securities Corp.	$ 14,708
Banc of America Securities LLC	502,630
Bank of America, NA	1,005,465
Barclays Capital, Inc.	291,055
Citigroup Global Markets, Inc.	105,838
Credit Suisse Securities (USA) LLC	264,596
Deutsche Bank Securities, Inc.	291,055
Goldman, Sachs & Co.	98,952
Greenwich Capital Markets, Inc.	158,757
HSBC Securities (USA), Inc.	158,757
ING Financial Markets LLC	354,558
J.P. Morgan Securities, Inc.	529,192
Merrill Lynch Government Securities, Inc.	74,087
Morgan Stanley & Co., Inc.	343,975
RBC Capital Markets Corp.	74,087
Societe Generale, New York Branch	127,006
UBS Securities LLC	277,826
Wachovia Bank Na (MUNI)	232,844
$ 4,905,388
$293,330,000 due 1/04/10 at 0.02%
Banc of America Securities LLC	$ 48,888
Citigroup Global Markets, Inc.	139,681
UBS Securities LLC	104,761
$ 293,330
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2009, the cost of investment securities for income tax purposes was $65,937,972,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Tax-Exempt Portfolio

December 31, 2009

1.811334.105

TAX-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 07 108, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	$ 15,975	$ 15,975
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,230	10,230
		26,205
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Participating VRDN Series Solar 06 22, 0.23% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	4,690	4,690
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 C, 0.4% (ConocoPhillips Guaranteed), VRDN (b)	4,500	4,500
		9,190
Arizona - 0.9%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 B, 0.2%, LOC Bank of Nova Scotia New York Branch, VRDN (b)	8,270	8,270
(Catholic Healthcare West Proj.) Series 2009 F, 0.21%, LOC Citibank NA, VRDN (b)	7,200	7,200
Phoenix Civic Impt. Corp. Series 2009, 0.27% 3/10/10, LOC Bank of America NA, CP	16,200	16,200
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,000	1,000
Pima County Gen. Oblig. Bonds Series 2009 A, 2% 7/1/10	3,815	3,843
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2001 A, 5% 1/1/10	6,095	6,095
Participating VRDN Series Putters 3307, 0.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,600	6,600
		49,208
Arkansas - 0.6%
Boone Co. Hosp. Rev. (North Arkansas Reg'l. Med. Ctr. Proj.) Series 2006, 0.25%, LOC Bank of America NA, VRDN (b)	22,875	22,875
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.23% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	11,210	11,210
		34,085

	Principal Amount (000s)	Value (000s)
California - 5.2%
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series BA 08 1058, 0.25% (Liquidity Facility Bank of America NA) (b)(e)	$ 2,250	$ 2,250
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 B2, 0.26%, LOC BNP Paribas SA, VRDN (b)	9,000	9,000
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series BA 08 3031X, 0.25% (Liquidity Facility Bank of America NA) (b)(e)	3,500	3,500
California Econ. Dev. Fing. Auth. Rev. (KQED, Inc. Proj.) Series 1996, 0.22%, LOC Wells Fargo Bank NA, VRDN (b)	1,025	1,025
California Edl. Facilities Auth. Rev. Participating VRDN:
Series BA 08 1207, 0.25% (Liquidity Facility Bank of America NA) (b)(e)	4,450	4,450
Series MS 3067, 0.24% (Liquidity Facility Morgan Stanley) (b)(e)	11,000	11,000
California Gen. Oblig.:
Series 2003 A1, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	6,400	6,400
Series 2003 A2, 0.21%, LOC Bank of Montreal, VRDN (b)	11,600	11,600
Series 2004 A4, 0.24%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	6,100	6,100
Series 2004 B2, 0.2%, LOC Citibank NA, VRDN (b)	2,900	2,900
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2009 A, 0.21%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)	12,200	12,200
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2008 A1, 0.22% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	22,200	22,200
Los Angeles County Gen. Oblig. TRAN 2.5% 6/30/10	88,700	89,437
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2001 B6, 0.2% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (b)	10,300	10,300
Los Angeles Gen. Oblig. TRAN Series 2009:
2.5% 2/26/10	26,500	26,584
2.5% 4/28/10	38,300	38,551
Los Angeles Unified School District TRAN Series A, 2% 8/12/10	17,100	17,243
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Participating VRDN:
Series BA 08 1062, 0.25% (Liquidity Facility Bank of America NA) (b)(e)	6,525	6,525
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Metropolitan Wtr. District of Southern California Wtrwks. Rev.: - continued
Participating VRDN:
Series BA 08 1087, 0.25% (Liquidity Facility Bank of America NA) (b)(e)	$ 4,375	$ 4,375
Series 2001 C1, 0.27% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	4,500	4,500
Series 2001 C2, 0.22% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	1,500	1,500
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 11251, 0.23% (Liquidity Facility Citibank NA) (b)(e)	3,050	3,050
		294,690
Colorado - 3.0%
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series BA 08 1090, 0.28% (Liquidity Facility Bank of America NA) (b)(e)	10,700	10,700
(Catholic Health Initiatives Proj.):
Series 2004 B:
0.24% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	6,450	6,450
0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	16,400	16,400
Series 2004 B1, 0.32% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	15,480	15,480
Series 2004 B2, 0.26% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	29,425	29,425
Colorado Reg'l. Trans. District Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0039, 0.25% (Liquidity Facility Citibank NA) (b)(e)	16,000	16,000
Series EGL 07 0040, 0.25% (Liquidity Facility Citibank NA) (b)(e)	11,700	11,700
0.35% 2/4/10, LOC Wells Fargo Bank NA, CP	4,975	4,975
Denver City & County Wtr. Participating VRDN Series PZ 232, 0.26% (Liquidity Facility Wells Fargo & Co.) (b)(e)	15,755	15,755
Denver Urban Renewal Auth. Tax Increment Rev.:
Series 2008 A1, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (b)	14,800	14,800

	Principal Amount (000s)	Value (000s)
Series 2008 A2, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 9,800	$ 9,800
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.24%, LOC Wachovia Bank NA, VRDN (b)	17,000	17,000
		168,485
Connecticut - 0.6%
Connecticut Gen. Oblig. BAN Series 2009 A, 2% 4/28/10	17,400	17,485
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.):
Series 2005 D6, 0.22% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(b)	7,000	7,000
Series 2006 B1, 0.22% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)	10,935	10,935
Series 2009 A1, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,415	1,415
		36,835
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (St. Edmond's Academy Proj.) Series 2005, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	8,625	8,625
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.27%, LOC Wachovia Bank NA, VRDN (b)	5,000	5,000
		13,625
District Of Columbia - 1.9%
District Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,700	7,700
District of Columbia Gen. Oblig. Series 2008 B, 0.2%, LOC Bank of America NA, VRDN (b)	39,015	39,015
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.27%, LOC Bank of America NA, VRDN (b)	2,235	2,235
(Defenders of Wildlife Proj.) 0.27%, LOC Bank of America NA, VRDN (b)	6,265	6,265
(Friends Legal Svcs. Corp. Proj.) 0.25%, LOC Bank of America NA, VRDN (b)	11,045	11,045
(The AARP Foundation Proj.) Series 2004, 0.25%, LOC Bank of America NA, VRDN (b)	9,900	9,900
(The Phillips Collection Issue Proj.) Series 2003, 0.25%, LOC Bank of America NA, VRDN (b)	2,725	2,725
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.24%, LOC Branch Banking & Trust Co., VRDN (b)	$ 4,000	$ 4,000
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.25%, LOC Bank of America NA, VRDN (b)	24,015	24,015
		106,900
Florida - 9.1%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev.:
(Oak Hammock At The Univ. of Florida, Inc. Proj.) Series 2007, 0.32%, LOC Bank of Scotland PLC, VRDN (b)	18,715	18,715
(Oak Hammock Univ. Proj.) Series A, 0.32%, LOC Bank of Scotland PLC, VRDN (b)	6,700	6,700
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	20,490	20,490
Collier County Indl. Dev. Auth. (Cmnty. School of Naples Proj.) 0.25%, LOC Bank of America NA, VRDN (b)	14,350	14,350
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.25%, LOC Bank of America NA, VRDN (b)	16,070	16,070
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Bonds Series 2009 B, 2% 6/1/10	4,380	4,408
Participating VRDN:
Series EGL 07 48, 0.23% (Liquidity Facility Citibank NA) (b)(e)	21,445	21,445
Series ROC II R 817, 0.23% (Liquidity Facility Citibank NA) (b)(e)	9,805	9,805
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2003 A, 5.25% 7/1/10	8,540	8,735
Participating VRDN:
Series Putters 2539, 0.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,555	3,555
Series Solar 07 30, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	15,010	15,010
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.26% (Liquidity Facility Wells Fargo & Co.) (b)(e)	7,070	7,070
Florida Local Govt. Fin. Commission Auth. Rev. Series A:
0.38% 1/12/10, LOC Wachovia Bank NA, CP	12,095	12,095
0.38% 3/9/10, LOC Wachovia Bank NA, CP	18,270	18,270

	Principal Amount (000s)	Value (000s)
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.25%, LOC Bank of America NA, VRDN (b)	$ 6,690	$ 6,690
Gainesville Utils. Sys. Rev.:
Series 2008 B, 0.2% (Liquidity Facility Bank of New York, New York), VRDN (b)	4,500	4,500
0.3% 1/14/10, CP	31,000	31,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series F:
0.29% tender 3/3/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	29,400	29,400
0.33% tender 2/8/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	14,000	14,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2001, 0.21%, LOC Wachovia Bank NA, VRDN (b)	13,050	13,050
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 21, 4% 10/1/10	1,500	1,539
Miami-Dade County Aviation Rev. Series 2005 B, 0.3% 1/4/10, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP	14,761	14,761
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.28%, LOC Bank of America NA, VRDN (b)	11,260	11,260
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.) Series 2008, 0.25%, LOC Bank of America NA, VRDN (b)	3,625	3,625
Orange County Health Facilities Auth. Rev. (Presbyterian Retirement Cmnty., Inc. Proj.) Series 2006 B, 0.23%, LOC Branch Banking & Trust Co., VRDN (b)	6,675	6,675
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2005, 0.25%, LOC Bank of America NA, VRDN (b)	1,400	1,400
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.23%, LOC Bank of America NA, VRDN (b)	1,250	1,250
Orlando Utils. Commission Wtr. & Elec. Rev. Series 2002 A, 0.24% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	15,500	15,500
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.25%, LOC Bank of America NA, VRDN (b)	4,865	4,865
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.23% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	8,600	8,600
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.25%, LOC Bank of America NA, VRDN (b)	4,370	4,370
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.: - continued
(Morse Oblig. Group Proj.) Series 2003, 0.23%, LOC TD Banknorth, NA, VRDN (b)	$ 3,400	$ 3,400
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.25%, LOC Bank of America NA, VRDN (b)	18,605	18,605
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,775	1,775
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) Series 2001, 0.3%, LOC Bank of America NA, VRDN (b)	2,070	2,070
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.23%, LOC Bank of America NA, VRDN (b)	18,150	18,150
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.):
Series 2009 A1, 0.24%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,500	7,500
Series 2009 A2, 0.22%, LOC Northern Trust Co., Chicago, VRDN (b)	10,000	10,000
Series 2009 A3, 0.22%, LOC Wachovia Bank NA, VRDN (b)	5,000	5,000
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.):
Series 2009 A, 0.21%, LOC Wachovia Bank NA, VRDN (b)	23,100	23,100
Series 2009 B, 0.21%, LOC Wachovia Bank NA, VRDN (b)	22,285	22,285
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.) Series 2005 B1, 0.22%, LOC Wachovia Bank NA, VRDN (b)	14,740	14,740
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 0.25%, LOC Bank of America NA, VRDN (b)	1,435	1,435
Tallahassee Consolidated Util. Sys. Rev. Participating VRDN Series ROC II R 11306, 0.23% (Liquidity Facility Citibank NA) (b)(e)	13,560	13,560
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,495	3,495
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 06 8, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	21,005	21,005
		515,323
Georgia - 2.4%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.22%, LOC Wachovia Bank NA, VRDN (b)	10,860	10,860

	Principal Amount (000s)	Value (000s)
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) 0.25% tender 1/14/10, CP mode	$ 23,000	$ 23,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.25%, LOC Freddie Mac, VRDN (b)	1,500	1,500
DeKalb County School District Bonds Series 2007, 5% 2/1/10	3,000	3,012
Fulton County Dev. Auth. Participating VRDN Series Solar 07 72, 0.23% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	11,595	11,595
Fulton County Hosp. Auth. Rev. (Northside Hosp. Proj.) Series 2003 B, 0.21%, LOC Wachovia Bank NA, VRDN (b)	6,005	6,005
Gwinnett County School District Gen. Oblig. Bonds Series 2007, 5% 2/1/10	6,500	6,525
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series ROC II R 11794, 0.23% (Liquidity Facility Citibank NA) (b)(e)	2,250	2,250
Series Solar 08 0001, 0.23% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	10,310	10,310
Muni. Elec. Auth. of Georgia:
BAN:
(Plant Vogtle Additional Units Non-PPA Proj.) Series 2009 A, 1.25% 5/7/10	9,900	9,914
Series 2009 A, 1.5% 5/25/10	14,070	14,120
Series 1985 B, 0.25%, LOC Landesbank Hessen-Thuringen, VRDN (b)	18,200	18,200
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 0.25%, LOC Wachovia Bank NA, VRDN (b)	7,075	7,075
Whitfield County School District Bonds Series 2009, 3% 4/1/10	9,765	9,820
		134,186
Hawaii - 0.4%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11021 PB, 0.25% (Liquidity Facility Deutsche Postbank AG) (b)(e)	20,480	20,480
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.24%, LOC Freddie Mac, VRDN (b)	5,200	5,200
		25,680
Idaho - 0.3%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 B, 0.22%, LOC Harris NA, VRDN (b)	18,000	18,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - 3.4%
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.23% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	$ 8,015	$ 8,015
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series BBT 2007, 0.23% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	3,800	3,800
Chicago Wtr. Rev. Series 2004 A2, 0.3%, LOC California Pub. Employees' Retirement Sys., VRDN (b)	19,765	19,765
Cook County Gen. Oblig. Participating VRDN Series Solar 06 10, 0.23% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	13,495	13,495
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series ROC II R 12278, 0.23% (Liquidity Facility Citibank NA) (b)(e)	5,195	5,195
(Field Museum of Natural History Proj.) Series 2000, 0.22%, LOC JPMorgan Chase Bank, VRDN (b)	1,200	1,200
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 E, 0.26%, LOC JPMorgan Chase Bank, VRDN (b)	8,305	8,305
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BBT 08 33, 0.23% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	5,125	5,125
Series DB 601, 0.28% (Liquidity Facility Deutsche Bank AG) (b)(e)	10,300	10,300
Series Putters 3174, 0.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,130	1,130
(Chicago Symphony Orchestra Proj.) Series 2008, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,900	3,900
(Children's Memorial Hosp. Proj.) Series 2008 D, 0.23%, LOC JPMorgan Chase Bank, VRDN (b)	8,300	8,300
(Concordia Univ. Proj.) Series 2009, 0.31%, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	15,000	15,000
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.22%, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
(North Central College Proj.) Series 2008, 0.25%, LOC Bank of America NA, VRDN (b)	8,500	8,500

	Principal Amount (000s)	Value (000s)
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.2%, LOC Wells Fargo Bank NA, VRDN (b)	$ 16,470	$ 16,470
Series 2008 C, 0.2%, LOC Wells Fargo Bank NA, VRDN (b)	1,900	1,900
(Rockford Mem. Hosp. Proj.) 0.2%, LOC JPMorgan Chase Bank, VRDN (b)	10,000	10,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.28%, LOC Northern Trust Co., Chicago, VRDN (b)	9,000	9,000
Illinois Health Facilities Auth. Rev. (Swedish Covenant Hosp. Proj.) Series 2003 B, 0.26%, LOC Bank of America NA, VRDN (b)	3,195	3,195
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2008 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	16,055	16,055
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 04 A, 0.35% (Liquidity Facility Bank of America NA) (b)(e)	9,995	9,995
Series MACN 06 K, 0.35% (Liquidity Facility Bank of America NA) (b)(e)	8,260	8,260
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.25%, LOC Freddie Mac, VRDN (b)	3,250	3,250
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.25%, LOC Bank of America NA, VRDN (b)	2,000	2,000
		194,155
Indiana - 2.9%
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.23% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	1,525	1,525
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2002, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	2,800	2,800
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 E, 0.22%, LOC Bank of America NA, VRDN (b)	22,000	22,000
Series 2008 F, 0.2%, LOC Bank of New York, New York, VRDN (b)	7,640	7,640
Indiana Fin. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Obligated Group Proj.) Series 2008 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (b)	14,645	14,645
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.:
Bonds (Ascension Health Proj.) Series 2008 E5, 0.33%, tender 6/15/10 (b)	$ 8,090	$ 8,090
(DePauw Univ. Proj.) Series 2008 A, 0.22%, LOC Northern Trust Co., Chicago, VRDN (b)	7,410	7,410
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Clarion Health Obligated Group Proj.) Series 2005 C, 0.2%, LOC Branch Banking & Trust Co., VRDN (b)	27,050	27,050
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hospitals Proj.):
Series 1997 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	7,000	7,000
Series 1997 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	15,000	15,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.32%, LOC Royal Bank of Scotland PLC, VRDN (b)	8,700	8,700
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.):
Series 2001, 0.25%, LOC Bank of America NA, VRDN (b)	1,405	1,405
Series 2006, 0.25%, LOC Bank of America NA, VRDN (b)	5,350	5,350
Marshall County Econ. Dev. Rev. (Culver Edl. Foundation Prog.) Series 2000, 0.32%, LOC Northern Trust Co., Chicago, VRDN (b)	8,300	8,300
Purdue Univ. Rev. Participating VRDN Series DCL 08 60, 0.4% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	25,860	25,860
		167,775
Iowa - 0.8%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.):
Series 2009 A, 0.2%, LOC JPMorgan Chase Bank, VRDN (b)	1,400	1,400
Series 2009 B, 0.2%, LOC JPMorgan Chase Bank, VRDN (b)	6,600	6,600
Series 2009 C, 0.21%, LOC Wells Fargo Bank NA, VRDN (b)	6,200	6,200
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.2%, VRDN (b)	23,400	23,400
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.25%, LOC Bank of America NA, VRDN (b)	7,955	7,955
		45,555

	Principal Amount (000s)	Value (000s)
Kansas - 0.2%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series BBT 08 51, 0.23% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	$ 6,300	$ 6,300
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 0.25% (Liquidity Facility Societe Generale) (b)(e)	3,000	3,000
		9,300
Kentucky - 0.3%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.23%, LOC Branch Banking & Trust Co., VRDN (b)	9,000	9,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.23%, LOC Branch Banking & Trust Co., VRDN (b)	7,000	7,000
		16,000
Louisiana - 0.9%
East Baton Rouge Parish Indl. Dev. Board Rev. (Stupp Bros., Inc. Proj.) Series 2008, 0.25%, LOC Bank of America NA, VRDN (b)	5,600	5,600
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series ROC II R 659, 0.25% (Liquidity Facility Citibank NA) (b)(e)	6,750	6,750
Louisiana Gen. Oblig. Series 2008 A, 0.25%, LOC BNP Paribas SA, VRDN (b)	23,100	23,100
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (EPT Slidell, Inc. Proj.) Series 2007 B, 0.25%, LOC ABN-AMRO Bank NV, VRDN (b)	10,635	10,635
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	2,900	2,900
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.23%, VRDN (b)	2,900	2,900
		51,885
Maine - 0.1%
Maine Health & Higher Ed. Facilities Auth. Rev.:
Series 2008 A, 0.25%, LOC KBC Bank NV, VRDN (b)	6,835	6,835
Series 2008 B, 0.32%, LOC KBC Bank NV, VRDN (b)	1,700	1,700
		8,535
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - 0.7%
Baltimore County Econ. Dev. Rev. (The Bais Yaakov School for Girls Proj.) Series 2003, 0.25%, LOC Bank of America NA, VRDN (b)	$ 4,880	$ 4,880
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.22%, LOC Fannie Mae, VRDN (b)	5,700	5,700
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.25%, LOC Bank of America NA, VRDN (b)	1,000	1,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.22%, LOC Bank of America NA, VRDN (b)	1,000	1,000
Series 2007 D, 0.22%, LOC Wachovia Bank NA, VRDN (b)	9,400	9,400
(Upper Chesapeake Hosp. Proj.) Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (b)	2,390	2,390
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 0.24%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	1,760	1,760
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.25% (Liquidity Facility Citibank NA) (b)(e)	7,785	7,785
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.25%, LOC Bank of America NA, VRDN (b)	6,100	6,100
		40,015
Massachusetts - 3.5%
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.21%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	8,320	8,320
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series BA 08 3050X, 0.25% (Liquidity Facility Bank of America NA) (b)(e)	1,000	1,000
Series MACN 05 E, 0.25% (Liquidity Facility Bank of America NA) (b)(e)	5,900	5,900
Massachusetts Gen. Oblig.:
Participating VRDN:
Series Clipper 07 39, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	8,000	8,000
Series Clipper 07 41, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	131,350	131,350
Series DCL 08 42, 0.3% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	11,960	11,960

	Principal Amount (000s)	Value (000s)
Series 1998 A, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	$ 9,700	$ 9,700
Series 2001 C, 0.31% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	10,400	10,400
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.23% (Liquidity Facility Citibank NA) (b)(e)	10,000	10,000
		196,630
Michigan - 1.0%
Detroit Econ. Dev. Corp. Rev. (Michigan Opera Theatre Proj.) Series 1999, 0.67%, LOC JPMorgan Chase Bank, VRDN (b)	900	900
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.) Series 2009 A, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)	11,600	11,600
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.3% tender 1/8/10, CP mode	12,700	12,700
0.3% tender 2/8/10, CP mode	17,000	17,000
(Ascension Health Cr. Group Proj.) Series 2008 B1, 0.25%, VRDN (b)	1,600	1,600
Michigan Strategic Fund Ltd. Oblig. Rev. (Orchestra Place Renewal Proj.) Series 2000, 0.28%, LOC Bank of America NA, VRDN (b)	6,840	6,840
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series Putters 3360, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,620	6,620
		57,260
Minnesota - 1.3%
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Participating VRDN Series Putters 319, 0.25% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	13,555	13,555
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.31%, LOC Fannie Mae, VRDN (b)	21,550	21,550
St. Paul Port Auth. District Cooling Rev. Series 2009 9BB, 0.22%, LOC Deutsche Bank AG, VRDN (b)	3,000	3,000
Univ. of Minnesota Series 2001 C, 0.26% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	34,345	34,345
Univ. of Minnesota Spl. Purp. Rev. Bonds (State Supported Stadium Proj.) Series 2006, 5% 8/1/10	2,995	3,074
		75,524
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 1.5%
Mississippi Dev. Bank Spl. Oblig.:
Bonds Series Solar 06 0153, 0.25%, tender 1/7/10 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	$ 6,125	$ 6,125
(East Mississippi Correctional Facility Proj.) Series 2008 B, 0.25%, LOC Bank of America NA, VRDN (b)	22,000	22,000
(Harrison County Proj.) Series 2008 A2, 0.25%, LOC Bank of America NA, VRDN (b)	14,000	14,000
(Walnut Grove Youth Correctional Facilities Proj.) Series 2008 A, 0.23%, LOC Bank of America NA, VRDN (b)	19,700	19,700
Mississippi Gen. Oblig. Series 2007, 0.28% (Liquidity Facility Bank of America NA), VRDN (b)	23,375	23,375
		85,200
Missouri - 2.2%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev.:
(MetroLink Cross County Extension Proj.) Series 2005 A, 0.21%, LOC JPMorgan Chase Bank, VRDN (b)	8,400	8,400
Series 2005 A, 0.21%, LOC JPMorgan Chase Bank, VRDN (b)	20,000	20,000
Cape Girardeau County Indl. Dev. Auth. (St. Francis Med. Ctr. Proj.) Series 2009 B, 0.22%, LOC Wells Fargo Bank NA, VRDN (b)	4,100	4,100
Golden Valley Memorial Hosp. District Series 2006, 0.28%, LOC Bank of America NA, VRDN (b)	9,495	9,495
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN:
Series EGL 07 0001, 0.23% (Liquidity Facility Citibank NA) (b)(e)	8,000	8,000
Series PT 4624, 0.23% (Liquidity Facility Deutsche Postbank AG) (b)(e)	11,090	11,090
(Christian Brothers College Proj.) Series 2002 A, 0.22%, LOC TD Banknorth, NA, VRDN (b)	39,750	39,750
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,000	5,000
Missouri Highways & Trans. Commission State Road Rev.:
Participating VRDN Series PT 4625, 0.23% (Liquidity Facility Deutsche Postbank AG) (b)(e)	10,305	10,305

	Principal Amount (000s)	Value (000s)
Series 2005 B, 0.24%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	$ 3,475	$ 3,475
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,000	5,000
		124,615
Nebraska - 1.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.23% (Liquidity Facility Royal Bank of Canada), VRDN (b)	15,600	15,600
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	32,500	32,500
Omaha Pub. Pwr. District Elec. Rev. 0.3% 4/8/10 (Liquidity Facility JPMorgan Chase Bank), CP	22,300	22,300
		70,400
Nevada - 2.1%
Clark County Fuel Tax:
Series 2008 A:
0.3% 2/11/10, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	13,000	13,000
0.3% 2/11/10, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
Series 2008 B, 0.25% 2/8/10, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	10,000	10,000
Clark County School District Participating VRDN:
Series Clipper 07 35, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	24,630	24,630
Series PZ 174, 0.26% (Liquidity Facility Wells Fargo & Co.) (b)(e)	27,210	27,210
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Participating VRDN Series Solar 06 93, 0.23% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	13,960	13,960
Series 2006 B, 0.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	9,800	9,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.2%, LOC Union Bank of California, VRDN (b)	$ 1,900	$ 1,900
Series 2009 A, 0.2%, LOC Wells Fargo Bank NA, VRDN (b)	13,465	13,465
		118,965
New Jersey - 1.2%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.3%, LOC TD Banknorth, NA, VRDN (b)	14,900	14,900
Series 2008 V5, 0.28%, LOC Wachovia Bank NA, VRDN (b)	5,800	5,800
New Jersey Gen. Oblig. TRAN Series 2010 B, 2.5% 6/24/10	45,700	46,127
		66,827
New Mexico - 0.5%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 0.21%, LOC Barclays Bank PLC, VRDN (b)	4,660	4,660
New Mexico Fin. Auth. Trans. Rev. Series 2008 B1, 0.2%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	13,600	13,600
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.23% (Liquidity Facility Royal Bank of Canada), VRDN (b)	11,800	11,800
		30,060
New York - 5.9%
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.2%, LOC JPMorgan Chase Bank, VRDN (b)	8,600	8,600
Nassau County Interim Fin. Auth. Series 2008 B, 0.25% (Liquidity Facility KBC Bank NV), VRDN (b)	3,450	3,450
Nassau Health Care Corp. Rev. Series 2009 B2, 0.16%, LOC TD Banknorth, NA, VRDN (b)	5,500	5,500
New York City Gen. Oblig.:
Participating VRDN Series Putters 2951, 0.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,400	1,400
Series 1993 E5, 0.2%, LOC JPMorgan Chase Bank, VRDN (b)	5,300	5,300
Series 1994 E5, 0.2%, LOC JPMorgan Chase Bank, VRDN (b)	1,500	1,500
Series 2008 J5, 0.22% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	2,200	2,200

	Principal Amount (000s)	Value (000s)
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (245 East 124th Street Proj.) Series 2008 A, 0.16%, LOC Freddie Mac, VRDN (b)	$ 7,500	$ 7,500
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 07 116, 0.23% (Liquidity Facility Citibank NA) (b)(e)	11,800	11,800
Series Putters 2559, 0.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,555	3,555
Series Putters 998, 0.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,285	4,285
Series 2001 F1, 0.28% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	14,850	14,850
Series 2005 AA2, 0.25% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	13,200	13,200
Series F2, 0.22% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	16,075	16,075
New York City Transitional Fin. Auth. Rev.:
Series 2003 2A, 0.2% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	8,145	8,145
Series 2003 2D, 0.27% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	9,305	9,305
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series Putters 3323, 0.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,260	3,260
New York Dorm. Auth. Revs.:
Participating VRDN Series EGL 07 0003, 0.23% (Liquidity Facility Citibank NA) (b)(e)	15,560	15,560
(Rockefeller Univ. Proj.) Series 2009 B, 0.17% (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (b)	3,100	3,100
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,425	4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,185	3,185
New York Hsg. Fin. Agcy. Rev. (505 West 37th Street Proj.):
Series 2009 A, 0.22%, LOC Landesbank Hessen-Thuringen, VRDN (b)	28,000	28,000
Series 2009 B, 0.22%, LOC Landesbank Hessen-Thuringen, VRDN (b)	4,200	4,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 B4, 0.23%, LOC KBC Bank NV, VRDN (b)	$ 3,245	$ 3,245
New York Metropolitan Trans. Auth. Rev.:
Series 2005 G2, 0.24%, LOC BNP Paribas SA, VRDN (b)	7,000	7,000
Series A, 0.37% 2/8/10, LOC ABN-AMRO Bank NV, CP	15,000	15,000
Series C, 0.48% 2/1/10, LOC ABN-AMRO Bank NV, CP	4,600	4,600
New York Pwr. Auth.:
Series 1, 0.35% 3/1/10, CP	14,950	14,950
Series 2, 0.33% 3/4/10, CP	21,500	21,500
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.) Series 1994 D1, 0.23%, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
New York Urban Dev. Corp. Rev. Participating VRDN Series Putters 2283, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,125	7,125
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 F, 0.17% (Liquidity Facility ABN-AMRO Bank NV), VRDN (b)	72,745	72,745
Series 2003 B, 0.24% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	7,790	7,790
		333,350
North Carolina - 2.4%
Charlotte Gen. Oblig.:
Participating VRDN Series BC 09 36B, 0.23% (Liquidity Facility Barclays Bank PLC) (b)(e)	10,960	10,960
Series 2007, 0.21% (Liquidity Facility KBC Bank NV), VRDN (b)	2,900	2,900
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.22% (Liquidity Facility Wachovia Bank NA), VRDN (b)	22,000	22,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.25% (Liquidity Facility Bank of America NA), VRDN (b)	6,670	6,670
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 07 0015, 0.23% (Liquidity Facility Citibank NA) (b)(e)	10,890	10,890
Series EGL 7053004 Class A, 0.23% (Liquidity Facility Citibank NA) (b)(e)	13,105	13,105
North Carolina Cap. Impt. Ltd. Participating VRDN Series BBT 08 52, 0.23% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	3,610	3,610
North Carolina Grant Anticipation Rev. Bonds Series 2009, 2% 3/1/10	10,845	10,871

	Principal Amount (000s)	Value (000s)
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Bonds (North Carolina Cap. Impts. Proj.) Series 2005 A, 5% 2/1/10	$ 4,775	$ 4,792
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Friends Homes, Inc. Proj.) Series 2003, 0.28%, LOC Bank of America NA, VRDN (b)	14,630	14,630
(Univ. Health Systems of Eastern Carolina) Series 2008 B1, 0.2%, LOC Branch Banking & Trust Co., VRDN (b)	4,680	4,680
(Watauga Med. Ctr. Proj.) Series 2005, 0.22%, LOC Wachovia Bank NA, VRDN (b)	1,335	1,335
North Carolina Med. Care Commission Hosp. Rev. (Iredell Memorial Hosp. Proj.) Series 2007, 0.21%, LOC Wachovia Bank NA, VRDN (b)	9,215	9,215
Orange Wtr. & Swr. Auth. Series 2004 B, 0.25% (Liquidity Facility Bank of America NA), VRDN (b)	5,190	5,190
Piedmont Triad Arpt. Auth. Series 2008 A, 0.25%, LOC Branch Banking & Trust Co., VRDN (b)	4,200	4,200
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.23% (Liquidity Facility Citibank NA) (b)(e)	4,950	4,950
Wake County Gen. Oblig. Series 2003 B, 0.22% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	1,200	1,200
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 B, 0.27% (Liquidity Facility Branch Banking & Trust Co.), VRDN (b)	7,500	7,500
		138,698
Ohio - 2.6%
Columbus Gen. Oblig.:
Participating VRDN Series Clipper 08 2, 0.25% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	11,985	11,985
(San. Swr. Proj.) Series 2006 1, 0.15%, VRDN (b)	3,255	3,255
Columbus Swr. Rev. Participating VRDN Series BBT 08 5, 0.23% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	5,255	5,255
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.22%, LOC JPMorgan Chase Bank, VRDN (b)	2,915	2,915
Hamilton County Hosp. Facilities Rev.:
(Childrens Hosp. Med. Ctr. Proj.) Series 2007 M, 0.2%, LOC JPMorgan Chase Bank, VRDN (b)	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Hamilton County Hosp. Facilities Rev.: - continued
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	$ 17,485	$ 17,485
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2002, 0.42%, LOC JPMorgan Chase Bank, VRDN (b)	7,400	7,400
Series 2008 A, 0.22%, LOC JPMorgan Chase Bank, VRDN (b)	28,500	28,500
Series 2008 B, 0.22%, LOC JPMorgan Chase Bank, VRDN (b)	28,750	28,750
Lorain County Hosp. Rev. (EMH Reg'l. Med. Ctr. Proj.) Series 2008, 0.23%, LOC JPMorgan Chase Bank, VRDN (b)	3,000	3,000
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.22%, LOC JPMorgan Chase Bank, VRDN (b)	3,800	3,800
Ohio Gen. Oblig. (Infrastructure Impt. Proj.):
Series 2003 B, 0.29%, VRDN (b)	2,000	2,000
Series 2003 D, 0.29%, VRDN (b)	5,455	5,455
Ohio Higher Edl. Facility Commission Rev. Bonds (Cleveland Clinic Proj.) Series 2008 B6:
0.37% tender 6/7/10, CP mode	15,000	15,000
0.47% tender 2/9/10, CP mode	9,200	9,200
		145,500
Oklahoma - 0.7%
Oklahoma City Ind. & Cultural Facilities (Oklahoma City Univ. Proj.) Series 2005 B, 0.25%, LOC Bank of America NA, VRDN (b)	28,655	28,655
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2005 A, 0.21%, LOC Bank of America NA, VRDN (b)	5,325	5,325
Univ. Hospitals Trust Rev. Series 2005 A, 0.25%, LOC Bank of America NA, VRDN (b)	5,400	5,400
		39,380
Oregon - 3.1%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.) Series 2003 D:
0.42% tender 3/8/10, CP mode	12,500	12,500
0.48% tender 2/2/10, CP mode	13,000	13,000
Medford Hosp. Facilities Auth. Rev. (Asante Health Sys. Proj.) Series 2008, 0.22%, LOC Bank of America NA, VRDN (b)	9,175	9,175

	Principal Amount (000s)	Value (000s)
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.28%, LOC Bank of Scotland PLC, VRDN (b)	$ 90,800	$ 90,800
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2006 B1, 0.19% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	5,000	5,000
Oregon Facilities Auth. Rev. (Lewis & Clark College Proj.) Series 2008 A, 0.32%, LOC Wells Fargo Bank NA, VRDN (b)	14,500	14,500
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (b)	24,100	24,100
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,000	6,000
		175,075
Pennsylvania - 2.6%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.22%, LOC Citibank NA, VRDN (b)	9,400	9,400
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 A, 0.22%, LOC Branch Banking & Trust Co., VRDN (b)	4,500	4,500
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	1,000	1,000
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 0.36%, LOC KBC Bank NV, VRDN (b)	3,675	3,675
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	1,890	1,890
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.):
Series 2008 A, 0.21%, LOC Wachovia Bank NA, VRDN (b)	7,620	7,620
Series 2008 B, 0.21%, LOC Wachovia Bank NA, VRDN (b)	9,230	9,230
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) Series 2003, 0.24%, LOC Banco Santander SA, VRDN (b)	4,025	4,025
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,715	5,715
Montgomery County Redev. Auth. Multi-family Hsg. Rev.:
(Brookside Manor Apts. Proj.) Series 2001 A, 0.26%, LOC Fannie Mae, VRDN (b)	9,170	9,170
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Montgomery County Redev. Auth. Multi-family Hsg. Rev.: - continued
(Kingswood Apts. Proj.) Series 2001 A, 0.26%, LOC Fannie Mae, VRDN (b)	$ 10,725	$ 10,725
Pennsylvania Gen. Oblig. Participating VRDN:
Series ROC II R 11056, 0.23% (Liquidity Facility Citibank NA) (b)(e)	3,700	3,700
Series ROC II R 11505, 0.23% (Liquidity Facility Citibank NA) (b)(e)	4,510	4,510
Pennsylvania Higher Edl. Facilities Auth. Rev. (King's College Proj.) Series 2002 J3, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	1,565	1,565
Pennsylvania State Univ. Bonds Series 2009 B, 1.5%, tender 6/1/10 (b)	7,100	7,130
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 0.25%, LOC Bank of America NA, VRDN (b)	9,495	9,495
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 0.2%, LOC Wachovia Bank NA, VRDN (b)	11,300	11,300
Philadelphia School District:
Series 2008 A2, 0.2%, LOC Bank of America NA, VRDN (b)	18,475	18,475
Series 2008 B1, 0.22%, LOC Wachovia Bank NA, VRDN (b)	2,000	2,000
Series 2008 B3, 0.22%, LOC Wachovia Bank NA, VRDN (b)	4,600	4,600
Scranton-Lackawanna Health & Welfare Auth. Rev. Series 2002, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	13,460	13,460
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) Series 2006, 0.23%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,540	3,540
Wilkes Barre Gen. Oblig. Series 2004 B, 0.21%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,515	3,515
		150,240
Rhode Island - 0.4%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Roger Williams Univ. Proj.) Series 2008 B, 0.25%, LOC Bank of America NA, VRDN (b)	23,700	23,700
South Carolina - 3.3%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.):
Series 2004 B1, 0.21%, LOC Wachovia Bank NA, VRDN (b)	20,475	20,475
Series 2004 B2, 0.21%, LOC Wachovia Bank NA, VRDN (b)	9,500	9,500

	Principal Amount (000s)	Value (000s)
Charleston Wtrwks. & Swr. Rev. Series 2006 B, 0.2% (Liquidity Facility Wachovia Bank NA), VRDN (b)	$ 1,400	$ 1,400
Greenville County School District Bonds Series D, 2% 6/1/10	17,860	17,974
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.22%, LOC Wachovia Bank NA, VRDN (b)	11,600	11,600
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.27% (Liquidity Facility Deutsche Postbank AG) (b)(e)	5,590	5,590
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev.:
(Claflin Univ. Proj.) 0.25%, LOC Bank of America NA, VRDN (b)	2,379	2,379
(Newberry College Proj.) Series 2008, 0.24%, LOC Branch Banking & Trust Co., VRDN (b)	12,945	12,945
South Carolina Jobs-Econ. Dev. Auth.:
(AnMed Health Proj.):
Series 2009 A, 0.2%, LOC Branch Banking & Trust Co., VRDN (b)	3,000	3,000
Series 2009 D, 0.27%, LOC Branch Banking & Trust Co., VRDN (b)	6,150	6,150
(CareAlliance Health Svcs. Proj.) Series 2007, 0.21%, LOC Wachovia Bank NA, VRDN (b)	47,400	47,400
(The Reg'l. Med. Ctr. of Orangeburg and Calhoun Counties Proj.) Series 2009, 0.24%, LOC Branch Banking & Trust Co., VRDN (b)	3,065	3,065
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN Series ROC II R 11426, 0.25% (Liquidity Facility Citibank NA) (b)(e)	12,645	12,645
0.4% 1/6/10, CP	419	419
0.4% 1/13/10, CP	6,100	6,100
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B1, 0.21%, LOC Bank of America NA, VRDN (b)	29,500	29,500
		190,142
South Dakota - 0.1%
South Dakota Hsg. Dev. Auth.:
(Homeownership Mtg. Proj.) Series 2009 A, 0.21% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (b)	2,400	2,400
Series 2009 C, 0.21% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (b)	4,500	4,500
		6,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 2.5%
Blount County Pub. Bldg. Auth.:
(Local Govt. Pub. Impt. Proj.):
Series 2009 E8A, 0.24%, LOC Branch Banking & Trust Co., VRDN (b)	$ 3,100	$ 3,100
Series 2009 E9A, 0.24%, LOC Branch Banking & Trust Co., VRDN (b)	3,335	3,335
Series E7A, 0.24%, LOC Branch Banking & Trust Co., VRDN (b)	5,400	5,400
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.25%, LOC Bank of America NA, VRDN (b)	7,255	7,255
Series 2001, 0.27%, LOC Bank of America NA, VRDN (b)	5,330	5,330
Series 2003, 0.27%, LOC Bank of America NA, VRDN (b)	6,700	6,700
Series 2005, 0.27%, LOC Bank of America NA, VRDN (b)	2,400	2,400
Memphis Gen. Oblig. BAN 2% 5/18/10	12,500	12,569
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.25%, LOC Freddie Mac, VRDN (b)	18,170	18,170
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.25%, LOC Bank of America NA, VRDN (b)	43,035	43,035
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.25%, LOC Bank of America NA, VRDN (b)	1,400	1,400
Series 2002, 0.27%, LOC Bank of America NA, VRDN (b)	5,000	5,000
Series 2004, 0.27%, LOC Bank of America NA, VRDN (b)	2,700	2,700
Series 2006, 0.27%, LOC Bank of America NA, VRDN (b)	1,265	1,265
Nashville & Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	5,000	5,000
Shelby County Gen. Oblig. Series 2004 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	17,800	17,800
		140,459
Texas - 15.0%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 0.23% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	10,300	10,300

	Principal Amount (000s)	Value (000s)
Austin Elec. Student Finl. Auth. Participating VRDN Series Solar 06 91, 0.23% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	$ 10,205	$ 10,205
Austin Independent School District Participating VRDN Series ROC II R 11750, 0.23% (Liquidity Facility Citibank NA) (b)(e)	6,275	6,275
Austin Util. Sys. Rev. Series A:
0.3% 1/15/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	24,304	24,304
0.3% 1/15/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,402	6,402
Beaumont Independent School District Participating VRDN Series Putters 3225, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,115	11,115
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series MS 06 1654, 0.35% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)	23,150	23,150
Series ROC II R 11716, 0.23% (Liquidity Facility Citibank NA) (b)(e)	8,285	8,285
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (b)	1,600	1,600
Dallas Wtr. & Swr. Sys. Rev. Series C, 0.32% 1/20/10, CP	1,591	1,591
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 3227, 0.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	15,005	15,005
Series Solar 06 60, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	19,265	19,265
Denton Independent School District Participating VRDN Series DB 513, 0.28% (Liquidity Facility Deutsche Bank AG) (b)(e)	31,410	31,410
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 0.27% (Liquidity Facility Societe Generale) (b)(e)	2,485	2,485
Forney Independent School District Participating VRDN Series ROC II R 11729, 0.23% (Liquidity Facility Citibank NA) (b)(e)	3,350	3,350
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,185	8,185
Goose Creek Independent School District Participating VRDN Series PZ 219, 0.26% (Liquidity Facility Wells Fargo & Co.) (b)(e)	10,385	10,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Memorial Hermann Healthcare Sys. Proj.) Series 2008 C, 0.23%, LOC Wachovia Bank NA, VRDN (b)	$ 21,400	$ 21,400
(YMCA of the Greater Houston Area Proj.) Series 2008 A, 0.23%, LOC JPMorgan Chase Bank, VRDN (b)	3,300	3,300
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B1, 0.2%, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
Harris County Flood Cont. District Participating VRDN Series Putters 3562, 0.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,515	4,515
Harris County Gen. Oblig.:
Bonds Series 2009 B2, 2%, tender 8/12/10 (b)	53,000	53,490
Participating VRDN:
Series Clipper 07 46, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	40,000	40,000
Series ROC II R 718 PB, 0.27% (Liquidity Facility Deutsche Postbank AG) (b)(e)	9,830	9,830
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 C, 0.28%, LOC Commerzbank AG, VRDN (b)	19,080	19,080
Houston Util. Sys. Rev.:
Participating VRDN Series ROC II R 11411, 0.23% (Liquidity Facility Citibank NA) (b)(e)	10,000	10,000
Series 2004 B1, 0.2%, LOC Dexia Cr. Local de France, LOC Bank of America NA, VRDN (b)	16,100	16,100
Series 2004 B4, 0.25%, LOC Dexia Cr. Local de France, LOC Bank of America NA, VRDN (b)	2,000	2,000
Series 2008 A1, 0.21%, LOC Bank of America NA, VRDN (b)	17,500	17,500
Series 2008 A2, 0.25%, LOC Bank of America NA, VRDN (b)	12,075	12,075
0.25% 3/4/10, LOC Bank of Nova Scotia New York Branch, CP	7,000	7,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series BA 02 F, 0.28% (Liquidity Facility Bank of America NA) (b)(e)	6,525	6,525
Humble Independent School District Participating VRDN Series Solar 06 20, 0.23% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	14,135	14,135

	Principal Amount (000s)	Value (000s)
Judson Independent School District Participating VRDN Series DB 423, 0.23% (Liquidity Facility Deutsche Bank AG) (b)(e)	$ 11,885	$ 11,885
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 0.27% (Liquidity Facility Societe Generale) (b)(e)	6,000	6,000
North East Texas Independent School District Participating VRDN:
Series PT 3951, 0.25% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)	14,355	14,355
Series SG 143, 0.25% (Liquidity Facility Societe Generale) (b)(e)	5,000	5,000
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 593 PB, 0.25% (Liquidity Facility Deutsche Postbank AG) (b)(e)	16,865	16,865
Northwest Texas Independent School District Participating VRDN Series Solar 06 47, 0.23% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	14,500	14,500
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.23% (Liquidity Facility Wells Fargo & Co.) (b)(e)	5,830	5,830
San Antonio Elec. & Gas Sys. Rev.:
Bonds 3.625%, tender 12/1/10 (b)	11,500	11,817
Participating VRDN Series BBT 08 26, 0.23% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	5,400	5,400
Series A:
0.27% 3/4/10, CP	48,650	48,650
0.28% 4/6/10, CP	15,900	15,900
0.29% 3/4/10, CP	16,400	16,400
San Antonio Gen. Oblig. Series A, 0.37% 2/9/10, LOC Bank of America NA, CP	6,180	6,180
San Antonio Wtr. Sys. Rev.:
Bonds Series 2007, 5% 5/15/10	3,000	3,047
Participating VRDN Series EGL 06 5 Class A, 0.23% (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Series 2001 A, 0.28% 4/6/10, CP	5,065	5,065
Sherman Higher Ed. Fin. Corp. (Austin College Proj.) Series 1997, 0.3%, LOC Bank of America NA, VRDN (b)	12,900	12,900
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,250	2,250
Spring Independent School District Participating VRDN Series DB 603, 0.28% (Liquidity Facility Deutsche Bank AG) (b)(e)	3,820	3,820
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	7,890	7,890
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas A&M Univ. Rev. Participating VRDN Series ROC II R 11804, 0.23% (Liquidity Facility Citibank NA) (b)(e)	$ 4,025	$ 4,025
Texas Gen. Oblig.:
Participating VRDN Series Solar 06 57, 0.23% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	10,225	10,225
TRAN Series 2009, 2.5% 8/31/10	75,000	76,007
Texas Pub. Fin. Auth. Rev. Series 2008:
0.3% 2/12/10, CP	20,000	20,000
0.4% 4/9/10, CP	1,750	1,750
Texas Tech Univ. Revs. Bonds Twelfth Series 2009, 4% 2/15/10	5,980	6,004
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.2%, LOC Bank of Scotland PLC, VRDN (b)	25,200	25,200
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN:
Series BBT 08 25, 0.23% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	10,185	10,185
Series Putters 584, 0.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	18,745	18,745
Series ROC II R 11077, 0.23% (Liquidity Facility Citibank NA) (b)(e)	9,030	9,030
Series 2002 A:
0.3% 2/8/10 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,800	10,800
0.4% 1/13/10 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,000	10,000
West Side Calhoun County Corp. Poll. Cont. Rev. (Sohio Chemical Co. Proj.) 0.23% (BP PLC Guaranteed), VRDN (b)	2,500	2,500
		856,487
Utah - 0.7%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.24%, LOC Wells Fargo Bank NA, VRDN (b)	2,000	2,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.3% 4/9/10 (Liquidity Facility Bank of Nova Scotia), CP	11,300	11,300
Series 1997 B2, 0.4% 2/1/10 (Liquidity Facility Bank of Nova Scotia), CP	7,700	7,700
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.25% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	19,000	19,000
		40,000

	Principal Amount (000s)	Value (000s)
Virginia - 0.7%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.):
Series 2008 A, 0.23%, LOC Branch Banking & Trust Co., VRDN (b)	$ 2,000	$ 2,000
Series 2008 B, 0.23%, LOC Branch Banking & Trust Co., VRDN (b)	6,000	6,000
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2008 A, 0.22%, LOC Branch Banking & Trust Co., VRDN (b)	7,050	7,050
Fairfax County Econ. Dev. Auth. Rev. (Flint Hill School Proj.) Series 2000, 0.22%, LOC Wachovia Bank NA, VRDN (b)	85	85
Lexington Indl. Dev. Auth. Edl. Facilities Rev. (VMI Dev. Board, Inc. Proj.) 0.21%, LOC Wachovia Bank NA, VRDN (b)	5,850	5,850
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.25%, LOC Bank of America NA, VRDN (b)	5,210	5,210
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.23% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	7,540	7,540
Virginia Pub. School Auth. Bonds:
Series VII, 5% 4/15/10	5,000	5,063
Series VIII, 5% 4/15/10	1,900	1,924
		40,722
Washington - 3.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series BBT 08 34, 0.23% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	3,085	3,085
Series Putters 2866, 0.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,280	7,280
Everett Gen. Oblig. Series 2001, 0.3%, LOC Bank of America NA, VRDN (b)	5,200	5,200
NJB Properties Lease Rev. Participating VRDN Series Solar 07 106, 0.23% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	3,375	3,375
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.28%, LOC Bank of America NA, VRDN (b)	3,100	3,100
Port of Tacoma Rev. Series 2008 B, 0.25%, LOC Bank of America NA, VRDN (b)	3,500	3,500
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.25%, LOC Bank of America NA, VRDN (b)	12,500	12,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 0.28% (Liquidity Facility Societe Generale) (b)(e)	$ 5,000	$ 5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series Solar 06 2, 0.23% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	9,730	9,730
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.3%, LOC Bank of America NA, VRDN (b)	8,545	8,545
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 0.23% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	38,460	38,460
Vancouver Hsg. Auth. Rev. Series 2008, 0.22%, LOC Freddie Mac, VRDN (b)	4,500	4,500
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	37,230	37,230
Series GS 06 7T, 0.28% (Liquidity Facility Wells Fargo & Co.) (b)(e)	22,190	22,190
Series Putters 3054, 0.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,035	3,035
Series Putters 3539, 0.25% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,330	4,330
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.23%, LOC Bank of America NA, VRDN (b)	17,680	17,680
(MultiCare Health Sys. Proj.) Series 2009 A, 0.2%, LOC Wells Fargo Bank NA, VRDN (b)	14,000	14,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (New Haven Apts. Proj.) Series 2009, 0.24%, LOC Fannie Mae, VRDN (b)	4,000	4,000
Washington Univ. Revs. Participating VRDN Series Solar 07 94, 0.23% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	4,204	4,204
		210,944
West Virginia - 1.8%
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 0.22%, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	6,665	6,665

	Principal Amount (000s)	Value (000s)
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 B, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 5,600	$ 5,600
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(Cabell Huntington Hosp. Proj.) Series 2008 B, 0.23%, LOC Branch Banking & Trust Co., VRDN (b)	10,000	10,000
(West Virginia United Health Sys. Proj.):
Series 2008 B, 0.23%, LOC JPMorgan Chase Bank, VRDN (b)	9,900	9,900
Series 2009 A, 0.23%, LOC Branch Banking & Trust Co., VRDN (b)	7,200	7,200
Series 2009 B, 0.23%, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.2%, LOC Branch Banking & Trust Co., VRDN (b)	56,410	56,410
		100,775
Wisconsin - 1.5%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	18,300	18,300
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2008 B, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,600	3,600
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,000	2,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds:
(Alexian Brothers Health Sys. Proj.) 0.55% tender 1/8/10, LOC JPMorgan Chase Bank, CP mode	6,400	6,400
(Ministry Health Care Proj.) Series A, 0.27% tender 2/4/10, LOC U.S. Bank NA, Minnesota, CP mode	11,500	11,500
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.21%, LOC KBC Bank NV, LOC Bank of Nova Scotia New York Branch, VRDN (b)	22,810	22,810
(Riverview Hosp. Assoc. Proj.) Series 2001, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,000	1,000
Wisconsin Trans. Rev. Series 1997 A, 0.28% 4/6/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	18,000	18,000
		83,610
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.32%, LOC Wells Fargo Bank NA, VRDN (b)	$ 4,750	$ 4,750
	Shares
Other - 4.3%
Fidelity Tax-Free Cash Central Fund, 0.26% (c)(d)	247,491,000	247,491
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $5,719,336)	5,719,336
NET OTHER ASSETS - (0.5)%	(30,394)
NET ASSETS - 100%	$ 5,688,942
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 331
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2009, the cost of investment securities for income tax purposes was $5,719,336,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Treasury Portfolio

December 31, 2009

1.811325.105

TRES-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 31.5%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 28.9%
1/14/10 to 12/16/10	0.08 to 0.73%	$ 4,807,019	$ 4,798,476
U.S. Treasury Notes - 2.6%
2/15/10 to 5/15/10	0.29 to 0.51	418,000	422,462
TOTAL U.S. TREASURY OBLIGATIONS			5,220,938
U.S. Treasury Inflation Protected Obligations - 0.6%

U.S. Treasury Notes - 0.6%
1/15/10	0.11	101,503	101,701
Repurchase Agreements - 67.9%
	Maturity Amount (000s)
In a joint trading account at:
0% dated 12/31/09 due 1/4/10 (Collateralized by U.S. Treasury Obligations) #	$ 9,309,546	9,309,541
0.01% dated 12/31/09 due 1/4/10 (Collateralized by U.S. Treasury Obligations) #	357,098	357,098

	Maturity Amount (000s)	Value (000s)
With:
Deutsche Bank Securities, Inc. at 0.08%, dated 11/24/09 due 1/8/10 (Collateralized by U.S. Treasury Obligations valued at $607,975,403, 1% - 2.75%, 12/31/11 - 11/30/16)	$ 596,060	$ 596,000
ING Financial Markets LLC at 0.11%, dated 12/8/09 due 1/7/10 (Collateralized by U.S. Treasury Obligations valued at $404,973,410, 1.75% - 4.25%, 5/31/13 - 8/31/14)	397,036	397,000
Morgan Stanley & Co., Inc. at 0.16%, dated 10/15/09 due 1/13/10 (Collateralized by U.S. Treasury Obligations valued at $614,336,077, 3.13% - 3.63%, 5/15/19 - 11/15/19)	597,239	597,000
TOTAL REPURCHASE AGREEMENTS		11,256,639
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $16,579,278)	16,579,278
NET OTHER ASSETS - 0.0%	2,771
NET ASSETS - 100%	$ 16,582,049
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$9,309,541,000 due 1/04/10 at 0.00%
BNP Paribas Securities Corp.	$ 2,180,977
Banc of America Securities LLC	396,031
Credit Suisse Securities (USA) LLC	1,980,157
Greenwich Capital Markets, Inc.	792,063
HSBC Securities (USA), Inc.	2,376,188
Morgan Stanley & Co., Inc.	1,188,094
UBS Securities LLC	396,031
$ 9,309,541
$357,098,000 due 1/04/10 at 0.01%
BNP Paribas Securities Corp.	$ 187,624
Banc of America Securities LLC	69,674
Barclays Capital, Inc.	99,800
$ 357,098
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2009, the cost of investment securities for income tax purposes was $16,579,278,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Treasury Only Portfolio

December 31, 2009

1.811324.105

TO-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 98.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 91.7%
1/7/10 to 12/16/10	0.04 to 0.73%	$ 10,619,945	$ 10,613,548
U.S. Treasury Notes - 6.3%
2/15/10 to 5/15/10	0.15 to 0.50	721,000	726,015
TOTAL U.S. TREASURY OBLIGATIONS			11,339,563
U.S. Treasury Inflation Protected Obligations - 1.9%

U.S. Treasury Notes - 1.9%
1/15/10	0.11	218,425	218,845
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $11,558,408)	11,558,408
NET OTHER ASSETS - 0.1%	12,443
NET ASSETS - 100%	$ 11,570,851
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2009, the cost of investment securities for income tax purposes was $11,558,408,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2010